Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	North American Energy Partners Inc.
Entity Central Index Key	0001368519
Document Type	40-F
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	36,251,006

Consolidated Balance Sheets (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets
Cash and cash equivalents	598	1,400
Accounts receivable, net (note 5 and 17(d))	100,469	214,129
Unbilled revenue (note 6)	56,183	86,859
Inventories (note 7)	5,751	11,855
Prepaid expenses and deposits (note 8)	2,498	6,315
Investment in and advances to unconsolidated joint venture (note 9)	0	1,574
Assets held for sale (note 10, 23(b) and 17(a))	157,464	1,841
Deferred tax assets (note 11)	33,694	2,991
Total current assets	356,657	326,964
Property, plant and equipment, net (note 12)	274,246	312,775
Other assets (note 13(a))	14,362	19,902
Goodwill (note 14)	0	32,901
Deferred tax assets (note 11)	14,673	57,451
Total Assets	659,938	749,993
Current liabilities
Accounts payable	73,727	171,130
Accrued liabilities (note 15)	32,482	36,795
Billings in excess of costs incurred and estimated earnings on uncompleted contracts (note 6)	7,085	7,514
Current portion of long term debt (note 16(a))	21,409	14,402
Current portion of derivative financial instruments (note 17(a))	4,261	3,220
Liabilities held for sale (note 23(b))	38,846	0
Deferred tax liabilities (note 11)	13,392	21,512
Total current liabilities	191,202	254,573
Long term debt (note 16(a))	290,655	300,066
Derivative financial instruments (note 17(a))	2,180	5,926
Other long term obligations (note 18(a))	6,746	8,860
Deferred tax liabilities (note 11)	41,211	52,788
Total liabilities	531,994	622,213
Shareholders' equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – March 31, 2013 - 36,251,006 (March 31, 2012 - 36,251,006) (note 19(a))	304,908	304,908
Additional paid-in capital	10,307	8,711
Deficit	(187,283)	(185,820)
Accumulated other comprehensive income (loss)	12	(19)
Total shareholders' equity	127,944	127,780
Total liabilities and shareholders' equity	659,938	749,993
Commitments (note 20)
Contingencies (note 21)

Consolidated Balance Sheets (Parenthetical)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statement of Financial Position [Abstract]
Common shares, authorized	unlimited	unlimited
Common shares, issued	36,251,006	36,251,006
Common shares, outstanding	36,251,006	36,251,006

Consolidated Statements of Operations and Comprehensive Loss (CAD) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Revenue	544,609	670,720	667,037
Project costs	244,444	310,463	284,241
Equipment costs	193,843	220,738	234,933
Equipment operating lease expense	34,723	62,870	68,349
Depreciation	37,722	44,642	35,062
Gross profit	33,877	32,007	44,452
General and administrative expenses	44,076	41,333	48,725
Loss on disposal of property, plant and equipment	2,628	1,741	1,948
Loss (gain) on disposal of assets held for sale (note 10)	98	(466)	825
Amortization of intangible assets (note 13(b))	3,694	4,287	2,150
Equity in (earnings) loss of unconsolidated joint venture (note 9)	(596)	(86)	2,720
Operating (loss) income before the undernoted	(16,023)	(14,802)	(11,916)
Interest expense (note 22)	23,743	22,146	22,533
Foreign exchange loss (gain)	84	52	(1,659)
Unrealized gain on derivative financial instruments (note 17(a))	(2,705)	(2,382)	(2,305)
Loss on debt extinguishment (note 16(d))	0	0	4,346
Loss from continuing operations before income taxes	(37,145)	(34,618)	(34,831)
Income tax (note 11):
Current (benefit) expense	(2,209)	(677)	2,892
Deferred (benefit)	(6,627)	(8,558)	(7,997)
Net loss from continuing operations	(28,309)	(25,383)	(29,726)
Income (loss) from discontinued operations, net of tax (note 23)	26,846	4,221	(4,924)
Net loss	(1,463)	(21,162)	(34,650)
Other comprehensive income (loss)
Unrealized foreign currency translation gain (loss)	31	40	(59)
Comprehensive loss	(1,432)	(21,122)	(34,709)
Per share information (note 19(b))
Net loss from continuing operations - basic and diluted (CAD per share)	(0.78)	(0.7)	(0.82)
Net income (loss) from discontinued operations - basic and diluted (CAD per share)	0.74	0.12	(0.14)
Net loss - basic and diluted (CAD per share)	(0.04)	(0.58)	(0.96)

Consolidated Statements of Changes in Shareholders' Equity (CAD) In Thousands, unless otherwise specified	Total	Common shares	Additional paid-in capital	Deficit	Accumulated other comprehensive (loss) income
Beginning balance at Mar. 31, 2010	181,058	303,505	7,439	(129,886)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(34,650)	0	0	(34,650)	0
Unrealized foreign currency translation gain (loss)	(59)	0	0	0	(59)
Share option plan	1,455	0	1,455	0	0
Deferred performance share unit plan	(44)	0	(44)	0	0
Stock award plan	780	0	780	0	0
Exercised stock options	963	1,349	(386)	0	0
Senior executive stock option plan	(2,237)	0	(2,237)	0	0
Ending balance at Mar. 31, 2011	147,266	304,854	7,007	(164,536)	(59)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(21,162)	0	0	(21,162)	0
Unrealized foreign currency translation gain (loss)	40	0	0	0	40
Share option plan	1,373	0	1,373	0	0
Reclassified to restricted share unit liability	(121)	0	(121)	0	0
Stock award plan	256	0	256	0	0
Exercised stock options	35	54	(19)	0	0
Repurchase of shares to settle stock award plan	(822)	0	(700)	(122)	0
Senior executive stock option plan	915	0	915	0	0
Ending balance at Mar. 31, 2012	127,780	304,908	8,711	(185,820)	(19)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(1,463)	0	0	(1,463)	0
Unrealized foreign currency translation gain (loss)	31	0	0	0	31
Share option plan	1,333	0	1,333	0	0
Stock award plan	14	0	14	0	0
Repurchase of shares to settle stock award plan	(148)	0	(148)	0	0
Senior executive stock option plan	397	0	397	0	0
Ending balance at Mar. 31, 2013	127,944	304,908	10,307	(187,283)	12

Consolidated Statements of Cash Flows (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating activities:
Net loss from continuing operations	(28,309)	(25,383)	(29,726)
Adjustments to reconcile to net cash from operating activities:
Depreciation	37,722	44,642	35,062
Equity in (earnings) loss of unconsolidated joint venture (note 9)	(596)	(86)	2,720
Amortization of intangible assets (note 13(b))	3,694	4,287	2,150
Amortization of deferred lease inducements (note 18(b))	(107)	(107)	(107)
Amortization of deferred financing costs (note 13(c))	1,607	1,591	1,609
Loss on disposal of property, plant and equipment	2,628	1,741	1,948
Loss (gain) on disposal of assets held for sale (note 10)	98	(466)	825
Unrealized foreign exchange gain on 8 3/4% senior notes	0	0	(732)
Unrealized gain on derivative financial instruments (note 17(a))	(2,705)	(2,382)	(2,305)
Loss on debt extinguishment (note 16(d))	0	0	4,346
Stock-based compensation expense (recovery) (note 24(a))	3,619	(2,263)	8,156
Cash settlement of restricted share unit plan (note 24(e))	(1,677)	(318)	0
Cash settlement of directors' deferred share unit plan (note 24(f))	(175)	0	0
Settlement of stock award plan (note 24(g))	(148)	(822)	0
Accretion of asset retirement obligation (note 18(c))	43	39	35
Deferred income tax (benefit) (note 11)	(6,627)	(8,558)	(7,997)
Net changes in non-cash working capital (note 25(b))	43,862	45,183	(28,162)
Total operating activities	52,929	57,098	(12,178)
Investing activities:
Purchase of property, plant and equipment	(32,639)	(49,465)	(32,596)
Additions to intangible assets (note 13(b))	(5,081)	(3,537)	(4,748)
Investment in and advances to unconsolidated joint venture (note 9)	0	0	(1,291)
Proceeds on the wind up of unconsolidated joint venture (note 9)	2,170	0	0
Proceeds on disposal of property, plant and equipment	9,301	176	499
Proceeds on disposal of assets held for sale	2,014	920	826
Total investing activities	(24,235)	(51,906)	(37,310)
Financing activities:
Repayment of credit facilities	(390,921)	(196,203)	(85,000)
Increase in credit facilities	357,396	203,000	128,524
Financing costs (note 13(c))	(439)	(60)	(7,920)
Redemption of 8 3/4% senior notes (note 16(d))	0	0	(202,410)
Issuance of Series 1 Debentures (note 16(e))	0	0	225,000
Settlement of swap liabilities (note 17(a))	0	0	(91,125)
Proceeds from stock options exercised (note 24(b))	0	35	963
Repayment of capital lease obligations	(10,845)	(4,870)	(5,127)
Total financing activities	(44,809)	1,902	(37,095)
(Decrease) increase in cash and cash equivalents from continuing operations	(16,115)	7,094	(86,583)
Cash provided by (used in) discontinued operations (note 23)
Operating activities	38,191	6,175	11,681
Investing activities	(22,061)	(12,294)	(27,322)
Financing activities	(848)	(337)	0
Total cash provided by (used in) discontinued operations	15,282	(6,456)	(15,641)
(Decrease) increase in cash and cash equivalents	(833)	638	(102,224)
Effect of exchange rate on changes in cash and cash equivalents	31	40	(59)
Cash and cash equivalents, beginning of year	1,400	722	103,005
Cash and cash equivalents, end of year	598	1,400	722

Consolidated Statements of Cash Flows (Parenthetical)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Statement of Cash Flows [Abstract]
Senior notes, interest rate	8.75%	8.75%	8.75%

Nature of Operations	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of operations
Nature of operations
North American Energy Partners Inc. (the “Company”), formerly NACG Holdings Inc., was incorporated under the Canada Business Corporations Act on October 17, 2003. On November 26, 2003, the Company purchased all the issued and outstanding shares of North American Construction Group Inc. (“NACGI”), including subsidiaries of NACGI, from Norama Ltd. which had been operating continuously in Western Canada since 1953. The Company had no operations prior to November 26, 2003. The Company provides a wide range of mining and heavy construction services to customers in the resource development and industrial construction sectors, primarily within Western Canada.

Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Significant accounting policies
Significant accounting policies
a) Basis of presentation
These consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“US GAAP”). Material inter-company transactions and balances are eliminated upon consolidation.
These consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, NACGI, North American Fleet Company Ltd., NACG International Inc., North American Construction Holdings Inc. (“NACHI”) and NACG Properties Inc., and the following 100% owned subsidiaries of NACHI:

• North American Caisson Ltd.	• North American Site Development Ltd.
• North American Engineering Inc.	• North American Tailings and Environmental Ltd.
• North American Enterprises Ltd.	• DF Investments Limited
• North American Foundation Engineering Inc.	• Drillco Foundation Co. Ltd.
• North American Maintenance Ltd.	• Cyntech Canada Inc.
• North American Mining Inc.	• Cyntech Services Inc.
• North American Pile Driving Inc.	• Cyntech U.S. Inc.
• North American Services Inc.

b) Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures reported in these consolidated financial statements and accompanying notes and the reported amounts of revenues and expenses during the reporting period.
Significant estimates made by management include the assessment of the percentage of completion on time-and-materials, unit-price, lump-sum and cost-plus contracts with defined scope (including estimated total costs and provisions for estimated losses) and the recognition of claims and change orders on revenue contracts; assumptions used to value free standing and embedded derivatives and other financial instruments; assumptions used in periodic impairment testing; and, estimates and assumptions used in the determination of the allowance for doubtful accounts, the recoverability of deferred tax assets and the useful lives of property, plant and equipment and intangible assets. Actual results could differ materially from those estimates.
The accuracy of the Company’s revenue and profit recognition in a given period is dependent on the accuracy of its estimates of the cost to complete each project. Cost estimates for all significant projects use a detailed “bottom up” approach and the Company believes its experience allows it to provide reasonably dependable estimates. There are a number of factors that can contribute to changes in estimates of contract cost and profitability that are recognized to the extent contract remedies are unavailable in the period in which such adjustments are determined. The most significant of these include:

•	the completeness and accuracy of the original bid;

•	costs associated with added scope changes;

•	extended overhead due to owner, weather and other delays;

•	subcontractor performance issues;

•	changes in economic indices used for the determination of escalation or de-escalation for contractual rates on long-term contracts;

•	changes in productivity expectations;

•	site conditions that differ from those assumed in the original bid;

•	contract incentive and penalty provisions;

•	the availability and skill level of workers in the geographic location of the project; and

•	a change in the availability and proximity of equipment and materials.
The foregoing factors as well as the mix of contracts at different margins may cause fluctuations in gross profit between periods. With many projects of varying levels of complexity and size in process at any given time, changes in estimates can offset each other without materially impacting the Company’s profitability. Major changes in cost estimates, particularly in larger, more complex projects, can have a significant effect on profitability.
c) Revenue recognition
The Company performs its projects under the following types of contracts: time-and-materials; cost-plus; unit-price; and lump-sum. Revenue is recognized as costs are incurred for time-and-materials and cost-plus service contracts with no clearly defined scope. Revenue on cost-plus, unit-price, lump-sum and time-and-materials contracts with defined scope is recognized using the percentage-of-completion method, measured by the ratio of costs incurred to date to estimated total costs. The estimated total cost of the contract and percent complete is determined based upon estimates made by management. The costs of items that do not relate to performance of contracted work, particularly in the early stages of the contract, are excluded from costs incurred to date. The resulting percent complete methodology is applied to the approved contract value to determine the revenue recognized. Customer payment milestones typically occur on a periodic basis over the period of contract completion.
The length of the Company’s contracts varies from less than one year for typical contracts to several years for certain larger contracts. Contract project costs include all direct labour, material, subcontract and equipment costs and those indirect costs related to contract performance such as indirect labour and supplies. General and administrative expenses are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in project performance, project conditions, and estimated profitability, including those arising from contract penalty provisions and final contract settlements, may result in revisions to costs and revenue that are recognized in the period in which such adjustments are determined. Profit incentives are included in revenue when their realization is reasonably assured.
Once a project is underway, the Company will often experience changes in conditions, client requirements, specifications, designs, materials and work schedule. Generally, a “change order” will be negotiated with the customer to modify the original contract to approve both the scope and price of the change. Occasionally, however, disagreements arise regarding changes, their nature, measurement, timing and other characteristics that impact costs and revenue under the contract. When a change becomes a point of dispute between the Company and a customer, the Company will then consider it as a claim.
Costs related to unapproved change orders and claims are recognized when they are incurred.
Revenues related to unapproved change orders and claims are included in total estimated contract revenue only to the extent that contract costs related to the claim have been incurred and when it is probable that the unapproved change order or claim will result in:

•	a bona fide addition to contract value; and

•	revenues can be reliably estimated.
These two conditions are satisfied when:

•
the contract or other evidence provides a legal basis for the unapproved change order or claim, or a legal opinion is obtained providing a reasonable basis to support the unapproved change order or claim;

•	additional costs incurred were caused by unforeseen circumstances and are not the result of deficiencies in the Company’s performance;

•	costs associated with the unapproved change order or claim are identifiable and reasonable in view of work performed; and

•	evidence supporting the unapproved change order or claim is objective and verifiable.
This can lead to a situation where costs are recognized in one period and revenue is recognized when customer agreement is obtained or claim resolution occurs, which can be in subsequent periods. Historical claim recoveries should not be considered indicative of future claim recoveries.
The Company’s long term contracts typically allow its customers to unilaterally reduce or eliminate the scope of the work as contracted without cause. These long term contracts represent higher risk due to uncertainty of total contract value and estimated costs to complete; therefore, potentially impacting revenue recognition in future periods.
A contract is regarded as substantially completed when remaining costs and potential risks are insignificant in amount.
The Company recognizes revenue from equipment rental as performance requirements are achieved in accordance with the terms of the relevant agreement with the customer, either at a monthly fixed rate or on a usage basis dependent on the number of hours that the equipment is used. Revenue is recognized from the foregoing activity once persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, fees are fixed and determinable and collectability is reasonably assured.
d) Balance sheet classifications
A one-year time period is typically used as the basis for classifying all other current assets and liabilities. However, included in current assets and liabilities are amounts receivable and payable under construction contracts (principally holdbacks) that may extend beyond one year.
e) Cash and cash equivalents
Cash and cash equivalents include cash on hand, bank balances net of outstanding cheques and short-term investments with maturities of three months or less when purchased.
f) Accounts receivable and unbilled revenue
Accounts receivable in the accompanying Consolidated Balance Sheets are primarily comprised of amounts billed to clients for services already provided, but which have not yet been collected. Unbilled revenue represents revenue recognized in advance of amounts billed to clients.
g) Billings in excess of costs incurred and estimated earnings on uncompleted contracts
Billings in excess of costs incurred and estimated earnings on uncompleted contracts represent amounts invoiced in excess of revenue recognized.
h) Allowance for doubtful accounts
The Company evaluates the probability of collection of accounts receivable and records an allowance for doubtful accounts, which reduces accounts receivable to the amount management reasonably believes will be collected. In determining the amount of the allowance, the following factors are considered: the length of time the receivable has been outstanding, specific knowledge of each customer’s financial condition and historical experience.
i) Inventories
Inventories are carried at the lower of weighted average cost and market, and consist primarily of spare tires, job materials, manufacturing raw materials and finished goods. Finished goods cost includes raw materials, labour and a reasonable allocation of appropriate overhead costs.
j) Property, plant and equipment
Property, plant and equipment are recorded at cost. Major components of heavy construction equipment in use such as engines and drive trains are recorded separately. Equipment under capital lease is recorded at the present value of minimum lease payments at the inception of the lease. Depreciation is not recorded until an asset is available for use. Depreciation for each category is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and annual rates:

Assets	Basis	Rate
Heavy equipment	Straight-line	Operating hours
Major component parts in use	Straight-line	Operating hours
Other equipment	Straight-line	5 – 10 years
Licensed motor vehicles	Declining balance	30%
Office and computer equipment	Straight-line	4 years
Buildings	Straight-line	10 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term

The costs for periodic repairs and maintenance are expensed to the extent the expenditures serve only to restore the assets to their normal operating condition without enhancing their service potential or extending their useful lives.
k) Capitalized interest
The Company capitalizes interest incurred on debt during the construction of assets for the Company’s own use. The capitalization period covers the duration of the activities required to get the asset ready for its intended use, provided that expenditures for the asset have been made and interest cost incurred. Interest capitalization continues as long as those activities and the incurrence of interest cost continue. The capitalized interest is amortized at the same rate as the respective asset.
l) Goodwill
Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is not amortized but instead is assessed for impairment quarterly or more frequently if events or changes in circumstances indicate that it may be impaired. Goodwill is assigned, as of the date of the business combination, to reporting units that are expected to benefit from the business combination. The Company assesses qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test. If the qualitative assessment results in a determination that goodwill has more-likely-than-not been impaired, the Company performs the two-step goodwill impairment test. In the first step, the carrying amount of the reporting unit, including goodwill, is compared to its fair value. When the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to be impaired and the second step of the impairment test is unnecessary. The second step is carried out when the carrying amount of a reporting unit exceeds its fair value, in which case, the implied fair value of the reporting unit’s goodwill, determined in the same manner as the value of goodwill is determined in a business combination, is compared with its carrying amount to measure the amount of the impairment loss, if any.
m) Intangible assets
Intangible assets include:

•	Customer relationships and backlog, which are being amortized over the remaining lives of the related contracts and relationships;

•	trade names, which are being amortized on a straight-line basis over their estimated useful lives of between five and ten years;

•	non-competition agreements, which are being amortized on a straight-line basis between the three and five-year terms of the respective agreements;

•	capitalized computer software and development costs, which are being amortized on a straight-line basis over a maximum period of four years; and

•	patents, which are being amortized on a straight-line basis over estimated useful lives of up to six years.
The Company expenses or capitalizes costs associated with the development of internal-use software as follows:
Preliminary project stage: Both internal and external costs incurred during this stage are expensed as incurred.
Application development stage: Both internal and external costs incurred to purchase and develop computer software are capitalized after the preliminary project stage is completed and management authorizes the computer software project. However, training costs and the process of data conversion from the old system to the new system, which includes purging or cleansing of existing data, reconciliation or balancing of old data to the converted data in the new system, are expensed as incurred.
Post implementation/operation stage: All training costs and maintenance costs incurred during this stage are expensed as incurred.
Costs of upgrades and enhancements are capitalized if the expenditures will result in adding functionality to the software.
n) Impairment of long-lived assets
Long-lived assets or asset groups held and used including plant, equipment and identifiable intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of an asset or group of assets is less than its carrying amount, it is considered to be impaired. The Company measures the impairment loss as the amount by which the carrying amount of the asset or group of assets exceeds its fair value, which is charged to depreciation or amortization expense. In determining whether an impairment exists, the Company makes assumptions about the future cash flows expected from the use of its long-lived assets, such as: applicable industry performance and prospects; general business and economic conditions that prevail and are expected to prevail; expected growth; maintaining its customer base; and, achieving cost reductions. There can be no assurance that expected future cash flows will be realized, or will be sufficient to recover the carrying amount of long-lived assets. Furthermore, the process of determining fair values is subjective and requires management to exercise judgment in making assumptions about future results, including revenue and cash flow projections and discount rates.
o) Assets held for sale
Long-lived assets are classified as held for sale when certain criteria are met, which include:

•	management, having the authority to approve the action, commits to a plan to sell the assets;

•	the assets are available for immediate sale in their present condition;

•	an active program to locate buyers and other actions to sell the assets have been initiated;

•	the sale of the assets is probable and their transfer is expected to qualify for recognition as a completed sale within one year;

•	the assets are being actively marketed at reasonable prices in relation to their fair value; and

•	it is unlikely that significant changes will be made to the plan to sell the assets or that the plan will be withdrawn.
Assets to be disposed of by sale are reported at the lower of their carrying amount or fair value less costs to sell and are disclosed separately on the Consolidated Balance Sheets. These assets are not depreciated.
p) Asset retirement obligations
Asset retirement obligations are legal obligations associated with the retirement of property, plant and equipment that result from their acquisition, lease, construction, development or normal operations. The Company recognizes its contractual obligations for the retirement of certain tangible long-lived assets. The fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of a liability for an asset retirement obligation is the amount at which that liability could be settled in a current transaction between willing parties, that is, other than in a forced or liquidation transaction and, in the absence of observable market transactions, is determined as the present value of expected cash flows. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and then amortized using a systematic and rational method over its estimated useful life. In subsequent reporting periods, the liability is adjusted for the passage of time through an accretion charge and any changes in the amount or timing of the underlying future cash flows are recognized as an additional asset retirement cost.
q) Foreign currency translation
The functional currency of the Company and the majority of its subsidiaries is Canadian Dollars. Transactions denominated in foreign currencies are recorded at the rate of exchange on the transaction date. Monetary assets and liabilities, denominated in foreign currencies, are translated into Canadian Dollars at the rate of exchange prevailing at the balance sheet date. Foreign exchange gains and losses are included in the determination of earnings.
Accounts of the Company’s US-based subsidiary, which has a US Dollar functional currency, are translated into Canadian Dollars using the current rate method. Assets and liabilities are translated at the rate of exchange in effect at the balance sheet date, and revenue and expense items (including depreciation and amortization) are translated at the average rate of exchange for the period. The resulting unrealized exchange gains and losses from these translation adjustments are included as a separate component of the Consolidated Statement of Changes in Shareholders’ Equity in Accumulated other comprehensive income (loss). The effect of exchange rate changes on cash balances held in foreign currencies is separately reported as part of the reconciliation of the change in cash and cash equivalents for the period.
r) Fair value measurement
Fair value measurements are categorized using a valuation hierarchy for disclosure of the inputs used to measure fair value, which prioritizes the inputs into three broad levels. Fair values included in Level 1 are determined by reference to quoted prices in active markets for identical assets and liabilities. Fair values included in Level 2 include valuations using inputs based on observable market data, either directly or indirectly other than the quoted prices. Level 3 valuations are based on inputs that are not based on observable market data. The classification of a fair value within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.
s) Derivative financial instruments
The Company uses derivative financial instruments to manage financial risks from fluctuations in exchange rates and interest rates. These instruments include cross-currency and interest rate swap agreements as well as embedded price escalation features in revenue and supplier contracts. All such instruments are only used for risk management purposes. The Company does not hold or issue derivative financial instruments for trading or speculative purposes. Derivative financial instruments are subject to standard credit terms and conditions, financial controls, management and risk monitoring procedures. These derivative financial instruments are not designated as hedges for accounting purposes and are recorded at fair value with realized and unrealized gains and losses recognized in the Consolidated Statements of Operations.
t) Income taxes
The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized based on the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in income in the period of enactment. The Company recognizes the effect of income tax positions only if those positions are more likely than not (greater than 50%) of being sustained. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs. The Company accrues interest and penalties for uncertain tax positions in the period in which these uncertainties are identified. Interest and penalties are included in “General and administrative expenses” in the Consolidated Statements of Operations. A valuation allowance is recorded against any deferred tax asset if it is more likely than not that the asset will not be realized.
u) Stock-based compensation
The Company has a Share Option Plan which is described in note 24(b). The Company accounts for all stock-based compensation payments that are settled by the issuance of equity instruments at fair value. Compensation cost is measured using the Black-Scholes model at the grant date and is expensed on a straight-line basis over the award’s vesting period, with a corresponding increase to additional paid-in capital. Upon exercise of a stock option, share capital is recorded at the sum of proceeds received and the related amount of additional paid-in capital.
The Company has a Senior Executive Stock Option Plan which is described in note 24(c). This compensation plan allows the option holder the right to settle options in cash. The liability is measured at fair value using the Black-Scholes model at the modification date and subsequently at each period end date. Changes in fair value of the liability are recognized in the Consolidated Statements of Operations.
The Company has a Deferred Performance Share Unit (“DPSU”) Plan which is described in note 24(d). This compensation plan is settled, at the Company’s option, either by the issuance of equity instruments or by cash payment. Compensation cost is measured using the Black-Scholes model at the grant date and is expensed on a straight-line basis over the award’s vesting period, with a corresponding increase to additional paid-in capital. The vesting of awards under the DPSU plan is contingent upon certain performance criteria being achieved. The fair value of each share option grant under the DPSU plan assumes that the relevant performance criteria will be achieved and compensation cost is recorded to the extent that vesting of the award is considered probable. When it is determined that such criteria are not probable of being achieved, no compensation cost is recognized and any previously recognized compensation cost is reversed.
The Company has a Restricted Share Unit (“RSU”) Plan which is described in note 24(e). RSUs are granted effective April 1 of each fiscal year with respect to services to be provided in that fiscal year and the following two fiscal years. The RSUs vest at the end of a three-year term. The Company classifies RSUs as a liability as the Company has the ability and intent to settle the awards in cash. Compensation expense is calculated based on the number of vested shares multiplied by the fair market value of each RSU as determined by the volume weighted average trading price of the Company’s common shares for the five trading days immediately preceding the day on which the fair market value is to be determined. The Company recognizes compensation expense over the three-year term of the RSU in the Consolidated Statements of Operations.
The Company has a Director’s Deferred Stock Unit (“DDSU”) Plan which is described in note 24(f). The DDSU plan enables directors to receive all or a portion of their fee for that fiscal year in the form of deferred stock units. The deferred stock units are settled in cash and are classified as a liability on the Consolidated Balance Sheets. The measurement of the liability and compensation costs for these awards is based on the fair value of the unit and is recorded as a charge to operating income when issued. Subsequent changes in the Company’s payment obligation after issuing the unit and prior to the settlement date are recorded as a charge to operating income in the period such changes occur.
The Company had a Stock Award Plan which is described in note 24(g). The stock awards were settled at the Company’s option, either by the issuance of equity instruments if all necessary shareholder approvals and regulatory approvals are obtained or by cash payment. Compensation cost was measured using the market price of the Company’s common shares at the grant date and was expensed on a straight-line basis over the award’s vesting period, with a corresponding increase to additional paid-in capital.
v) Net (loss) income per share
Basic net (loss) income per share is computed by dividing net (loss) income available to common shareholders by the weighted average number of shares outstanding during the year (see note 19(b)). Diluted per share amounts are calculated using the treasury stock method. The treasury stock method increases the diluted weighted average shares outstanding to include additional shares from the assumed exercise of stock options, if dilutive. The number of additional shares is calculated by assuming outstanding in-the-money stock options were exercised and the proceeds from such exercises, including any unamortized stock-based compensation cost, were used to acquire shares of common stock at the average market price during the year.
w) Leases
Leases entered into by the Company in which substantially all the benefits and risks of ownership are transferred to the Company are recorded as obligations under capital leases and under the corresponding category of property, plant and equipment. Obligations under capital leases reflect the present value of future lease payments, discounted at an appropriate interest rate, and are reduced by rental payments net of imputed interest. All other leases are classified as operating leases and leasing costs, including any rent holidays, leasehold incentives, and rent concessions, are amortized on a straight-line basis over the lease term.
Certain operating lease and rental agreements provide a maximum hourly usage limit, above which the Company will be required to pay for the over hour usage as a contingent rent expense. These contingent expenses are recognized when the likelihood of exceeding the usage limit is considered probable and are due at the end of the lease term or rental period. The contingent rental expenses are included in “Equipment operating lease expense” in the Consolidated Statements of Operations.
x) Deferred financing costs
Underwriting, legal and other direct costs incurred in connection with the issuance of debt not measured under the fair value option are presented as deferred financing costs. The deferred financing costs related to the senior notes, debentures and the revolving and term loan facilities are amortized over the term of the related debt using the effective interest method.
y) Investments in unconsolidated joint ventures or affiliates
Investments in unconsolidated joint ventures or affiliates over which the Company has significant influence including the Company’s investment in Noramac Ventures Inc. are accounted for under the equity method of accounting, whereby the investment is carried at the cost of acquisition, including subsequent capital contributions and loans from the Company, plus the Company’s equity in undistributed earnings or losses since acquisition. Investments in unconsolidated joint ventures are included as investment in and advances to unconsolidated joint venture in the Consolidated Balance Sheets.
z) Business combinations
The Company accounts for all business combinations using the acquisition method. Acquisition related costs which include finder’s fees, advisory, legal, accounting, valuation, other professional or consulting fees, and administrative costs are expensed as incurred.
aa) Discontinued operations
As of March 31, 2013, the Company has divested, or is in the process of divesting, certain of its business operations. These businesses are presented as discontinued operations in the Company's Consolidated Statement of Operations and Comprehensive Loss and, collectively, are included in the line item "Income (loss) from discontinued operations, net of tax" for all periods presented. The cash flows from discontinued operations are included in the "Cash provided by (used in) discontinued operations" section of the Consolidated Statement of Cash Flows for all periods presented. Net assets and net liabilities related to discontinued piling operations are included in the line items "Assets held for sale" and "Liabilities held for sale" on the Consolidated Balance Sheets at March 31, 2013. The Company allocates interest expense incurred on debt that is required to be repaid as a result of the disposal transaction to discontinued operations. The allocation to discontinued operations of other consolidated interest that is not directly attributable to or related to other operations of the Company is allocated based on a ratio of net assets to be sold to total consolidated net assets.

Accounting Pronouncements Recently Adopted	12 Months Ended
Mar. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Accounting pronouncements recently adopted
Accounting pronouncements recently adopted
a) Comprehensive income
In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This new accounting guidance requires the presentation of the components of net income and other comprehensive income either in a single continuous financial statement, or in two separate but consecutive financial statements. The accounting standard eliminates the option to present other comprehensive income and its components as part of the statement of shareholders' equity. The Company adopted this ASU effective April 1, 2012. The adoption of this standard did not have a material effect on the Company's consolidated financial statements.
b) Goodwill Impairment
In September 2011, the FASB issued ASU 2011-08, Intangibles - Goodwill and Other, which amended the guidance on the annual testing of goodwill for impairment. The amended guidance allows companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The Company adopted this ASU effective April 1, 2012. The adoption of this standard did not have a material effect on the Company's consolidated financial statements.

Recent accounting pronouncements not yet adopted	12 Months Ended
Mar. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements not yet adopted
Recent accounting pronouncements not yet adopted
a) Offsetting Assets and Liabilities
In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This ASU requires companies to disclose both gross and net information about financial instruments that have been offset on the consolidated balance sheet. This ASU will be effective commencing April 1, 2013. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.
b) Intangibles - Goodwill and other
In July 2012, the FASB issued ASU No. 2012-02, Intangibles - Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. This ASU gives an entity the option to first assess qualitative factors to determine whether it is more likely than not that the indefinite-lived intangible asset is impaired. If it is determined that it is more likely than not the indefinite-lived intangible asset is impaired, a quantitative impairment test is required. However, if it is concluded otherwise, the quantitative test is not necessary. This ASU will be effective commencing April 1, 2013. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.
c) Comprehensive Income
In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. Under this standard, an entity is required to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This standard does not change the current requirements for reporting net income or other comprehensive income in the financial statements. This ASU will be effective commencing April 1, 2013. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

Accounts receivable	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Accounts receivable
Accounts receivable

	March 31, 2013	March 31, 2012
Accounts receivable – trade	$66,823	$180,917
Accounts receivable – holdbacks	26,628	32,134
Income and other taxes receivable	3,375	—
Accounts receivable – other	3,643	1,288
Allowance for doubtful accounts (note 17(d))	—	(210)
	$100,469	$214,129

Accounts receivable – holdbacks represent amounts up to 10% under certain contracts that the customer is contractually entitled to withhold until completion of the project or until certain project milestones are achieved. As of March 31, 2013 there were $nil holdback balances (March 31, 2012– $6,038) which relate to contracts whereby the normal operating cycle is greater than one year and therefore are not expected to be collected within a year.

Costs incurred and estimated earnings net of billings on uncompleted contracts	12 Months Ended
Mar. 31, 2013
Contractors [Abstract]
Costs incurred and estimated earnings net of billings on uncompleted contracts
Costs incurred and estimated earnings net of billings on uncompleted contracts

	March 31, 2013	March 31, 2012
Costs incurred and estimated earnings on uncompleted contracts	$512,339	$587,220
Less billings to date	(463,241)	(509,511)
	$49,098	$77,709

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	March 31, 2013	March 31, 2012
Unbilled revenue	$56,183	$86,859
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(7,085)	(7,514)
	$49,098	$79,345

Unbilled revenue related to non-construction activities amounted to $nil (March 31, 2012– $1,636).
An amount of $16,139 (March 31, 2012 – $18,302) is recognized within unbilled revenue relating to a single long-term customer contract, whereby the normal operating cycle for this project is greater than one year. As described in note 2(b) the estimated balances within unbilled revenue are subject to uncertainty concerning ultimate realization.

Inventories	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventories	Inventories

	March 31, 2013	March 31, 2012
Spare tires	$5,751	$6,620
Job materials	—	2,188
Manufacturing raw materials	—	1,669
Finished goods	—	1,378
	$5,751	$11,855

Prepaid expenses and deposits	12 Months Ended
Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and deposits
Prepaid expenses and deposits

Current:
	March 31, 2013	March 31, 2012
Prepaid insurance and property taxes	$793	$1,257
Prepaid lease payments	1,408	4,624
Prepaid interest	297	434
	$2,498	$6,315
Long term:
	March 31, 2013	March 31, 2012
Prepaid lease payments (note 13(a))	$764	$895

Investment in and advances to unconsolidated joint venture	12 Months Ended
Mar. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Investment in and advances to unconsolidated joint venture
Investment in and advances to unconsolidated joint venture
The Company was engaged in a joint venture, Noramac Joint Venture (JV), of which the Company had joint control (50% proportionate interest). The JV was formed for the purpose of expanding the Company’s market opportunities and establishing strategic alliances in Northern Alberta. The Company owned a 49% interest in Noramac Ventures Inc., a nominee company established by the two joint venture partners. On March 25, 2011, the Company and its joint venture partner decided to wind up Noramac Ventures Inc. and terminate the joint venture. In May 2012, the Company received proceeds of $2,170 on the wind up of the JV. At March 31, 2012 and 2011, the assets and liabilities of the joint venture are stated at the lower of carrying value and fair market value less costs to sell. The difference between carrying value and fair market value of assets and liabilities was recognized in the income statement of the joint venture during the years ended March 31, 2012 and 2011.
As of March 31, 2013, the Company’s investment in and advances to the unconsolidated joint venture totalled $nil (2012 – $1,574). The condensed financial data for investment in and advances to unconsolidated joint venture is summarized as follows:

		March 31, 2013	March 31, 2012
Current assets		$—	$6,556
Current liabilities		—	10,716
Year ended March 31,	2013	2012	2011
Gross revenues	$1,192	$1,922	$12,196
Gross (profit) loss	(1,192)	(1,922)	2,483
Net (income) loss	(1,192)	(172)	5,440
Equity in (earnings) loss of unconsolidated joint venture	$(596)	$(86)	$2,720

Assets held for sale	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Assets held for sale
Assets held for sale
Equipment disposal decisions are made using an approach in which a target life is set for each type of equipment. The target life is based on the manufacturer’s recommendations and the Company’s past experience in the various operating environments. Once a piece of equipment reaches its target life it is evaluated to determine if disposal is warranted based on its expected operating cost and reliability in its current state. If the expected operating cost exceeds the target operating cost for the fleet or if the expected reliability is lower than the target reliability of the fleet, the unit is considered for disposal. Expected operating costs and reliability are based on the past history of the unit and experience in the various operating environments. Such equipment assets held for sale are sold on the Company’s used equipment website and syndicated on third party equipment sale websites. If a sale is not realized after a reasonable length of time, the equipment will be sent to auction for disposal.
During the year ended March 31, 2013, impairment of equipment assets held for sale amounting to $3,346, largely due to the writedown of several haul trucks to fair value, have been included in depreciation expense in the Consolidated Statements of Operations (2012 – $8,748; 2011 – $141). The writedown is the amount by which the carrying value of the related assets exceeded their fair value less costs to sell. The loss on disposal of equipment assets held for sale was $98 for the year ended March 31, 2013 (2012 – gain of $466; 2011 – loss of $825).
The carrying amount of equipment assets held for sale at March 31, 2013 amounted to $2,724 (2012 - $1,841). The carrying amount of piling assets held for sale at March 31, 2013 amounted to $154,740 (note 23(b)).

Income taxes	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes
Income taxes
Income tax provision differs from the amount that would be computed by applying the Federal and Provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended March 31,	2013	2012	2011
Loss from continuing operations before income taxes	$(37,145)	$(34,618)	$(34,831)
Tax rate	25.12%	26.25%	27.75%
Expected benefit	$(9,331)	$(9,087)	$(9,666)
Increase (decrease) related to:
Impact of enacted future statutory income tax rates	9	151	134
Income tax adjustments and reassessments	82	170	742
Valuation allowance	—	(91)	962
Stock-based compensation	344	(393)	1,443
Non deductible portion of capital losses	—	—	932
Other	60	15	348
Income tax benefit	$(8,836)	$(9,235)	$(5,105)

Classified as:

Year ended March 31,	2013	2012	2011
Current income tax (benefit) expense	$(2,209)	$(677)	$2,892
Deferred income tax (benefit)	(6,627)	(8,558)	(7,997)
	$(8,836)	$(9,235)	$(5,105)

The deferred tax assets and liabilities are summarized below:

	March 31, 2013	March 31, 2012
Deferred tax assets:
Non-capital losses carried forward	$43,307	$51,614
Derivative financial instruments	1,618	2,296
Billings in excess of costs on uncompleted contracts	1,781	1,887
Capital lease obligations	10,508	2,689
Deferred lease inducements	111	134
Stock-based compensation	1,508	1,402
Other	539	420
	$59,372	$60,442

	March 31, 2013	March 31, 2012
Deferred tax liabilities:
Unbilled revenue and uncertified revenue included in accounts receivable	$7,965	$13,039
Assets held for sale	684	462
Accounts receivable – holdbacks	6,787	8,071
Property, plant and equipment	49,864	52,323
Deferred financing costs	300	224
Intangible assets	8	8
Other	—	173
	$65,608	$74,300
Net deferred income tax liability	$(6,236)	$(13,858)
Classified as:

	March 31, 2013	March 31, 2012
Current asset	$33,694	$2,991
Long term asset	14,673	57,451
Current liability	(13,392)	(21,512)
Long term liability	(41,211)	(52,788)
	$(6,236)	$(13,858)

The Company and its subsidiaries file income tax returns in the Canadian federal jurisdictions, five provincial jurisdictions, Colombia and US federal, Indiana, Oklahoma and Texas state jurisdiction. For years before 2007, the Company is no longer subject to Canadian federal or provincial examinations.
The Company has a full valuation allowance against capital losses in deferred tax assets of $962 as at March 31, 2013 (2012 – $962; 2011 – $962). At March 31, 2013, the Company has non-capital losses for income tax purposes of $172,372 which predominately expire after 2027.

March 31, 2013
2027	$158
2028	128
2029	13,676
2030	360
2031	41,074
2032	25,357
2033	91,619
$172,372

Property, plant and equipment	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment

March 31, 2013	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$259,711	$96,046	$163,665
Major component parts in use	58,763	23,512	35,251
Other equipment	25,193	9,970	15,223
Licensed motor vehicles	28,862	22,996	5,866
Office and computer equipment	13,931	11,488	2,443
Buildings	4,015	2,943	1,072
Leasehold improvements	9,512	5,682	3,830
Assets under capital lease	59,160	12,264	46,896
	$459,147	$184,901	$274,246

March 31, 2012	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$347,699	$124,982	$222,717
Major component parts in use	74,444	28,741	45,703
Other equipment	35,736	17,017	18,719
Licensed motor vehicles	27,120	19,775	7,345
Office and computer equipment	13,438	8,977	4,461
Buildings	4,355	3,235	1,120
Land	281	—	281
Leasehold improvements	6,620	2,232	4,388
Assets under capital lease	16,579	8,538	8,041
	$526,272	$213,497	$312,775

Assets under capital lease are comprised predominately of heavy equipment and licensed motor vehicles.
During the year ended March 31, 2013, additions to property, plant and equipment included $42,229 of assets that were acquired by means of capital leases (2012 – $7,215; 2011 – $427). Depreciation of equipment under capital lease of $8,554 (2012 – $1,935; 2011 – $2,535) was included in depreciation expense for continuing operations in the current year.

Other assets	12 Months Ended
Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
Other assets
a) Other assets are as follows:

	March 31, 2013	March 31, 2012
Prepaid lease payments (note 8)	$764	$895
Intangible assets (note 13(b))	8,625	12,866
Deferred financing costs (note 13(c))	4,973	6,141
	$14,362	$19,902

b) Intangible assets

March 31, 2013	Cost	Accumulated Amortization	Net Book Value
Other intangible assets	$350	$328	$22
Internal-use software	21,914	13,311	8,603
	$22,264	$13,639	$8,625

March 31, 2012	Cost	Accumulated Amortization	Net Book Value
Customer relationships and backlog	$4,442	$1,445	$2,997
Other intangible assets	2,364	1,204	1,160
Internal-use software	16,825	9,644	7,181
Patents	2,017	489	1,528
	$25,648	$12,782	$12,866

During the year ended March 31, 2013, the Company capitalized $5,081 (2012 – $3,537; 2011 – $4,748) related to internally developed computer software. There was no internal-use software written down during the year and writedown expense of $nil was included in amortization of intangible assets during the year ended March 31, 2013 (2012 – $249; 2011 – $nil).
Amortization of intangible assets for the year ended March 31, 2013 was $3,694 (2012 – $4,287; 2011 – $2,150). The estimated amortization expense for future years is as follows:

For the year ending March 31,
2014	$3,430
2015	2,612
2016	1,801
2017	782
2018 and thereafter	—
$8,625

c) Deferred financing costs

March 31, 2013	Cost	Accumulated Amortization	Net Book Value
Term and Revolving Facilities	$5,861	$5,384	$477
Series 1 Debentures	6,886	2,390	4,496
	$12,747	$7,774	$4,973

March 31, 2012	Cost	Accumulated Amortization	Net Book Value
Term and Revolving Facilities	$5,422	$4,652	$770
Series 1 Debentures	6,886	1,515	5,371
	$12,308	$6,167	$6,141

During the year ended March 31, 2013, financing fees of $439 were incurred in connection with modifications made to the amended and restated credit agreement (2012 – $60; 2011 – $1,034) (note 16(b)). During the year ended March 31, 2013, financing fees of $nil were incurred in connection with the Series 1 Debentures (2012 – $nil; 2011 - $5,846) (note 16(e)). These fees have been recorded as deferred financing costs and are being amortized using the effective interest method over the term of the credit agreement and the Series 1 Debentures, respectively.
Amortization of deferred financing costs included in interest expense for the year ended March 31, 2013 was $1,607 (2012 – $1,591; 2011 – $1,609). Upon redemption of the 8 3/4% senior notes on April 28, 2010, the unamortized deferred financing costs related to the 8 3/4% senior notes of $4,324 were expensed and included in the loss on debt extinguishment (note 16(d)). In addition, $183 related to amortization of deferred financing costs incurred up to the redemption date was included in interest expense for the year ended March 31, 2011.

Goodwill	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
The Company's goodwill relates to the piling business. At March 31, 2013, as a result of the decision to discontinue piling operations and sell piling related assets (note 23(b)), the Company classified the full amount of goodwill to assets held for sale. For the year ended March 31, 2013, the carrying value of goodwill was assessed for impairment along with the other assets of the piling business. Assets held for sale are carried at the lower of their net book value and estimated net disposal proceeds (note 23(b)).
In prior years, the Company conducted an annual two-step goodwill impairment test on October 1 of each year and when a triggering event occurred between annual impairment tests. The Company completed annual goodwill impairment tests on October 1, 2011 and 2010 and determined that there was no goodwill impairment as the fair value of the reporting unit exceeded its carrying value.

Accrued liabilities	12 Months Ended
Mar. 31, 2013
Payables and Accruals [Abstract]
Accrued liabilities
Accrued liabilities

	March 31, 2013	March 31, 2012
Accrued interest payable	$9,863	$9,866
Payroll liabilities	19,040	15,228
Liabilities related to equipment leases	687	4,238
Income and other taxes payable	2,892	7,463
	$32,482	$36,795

Long term debt	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Long term debt
Long term debt
a) Long term debt is as follows:

Current:
	March 31, 2013	March 31, 2012
Credit facilities (note 16(b))	$9,392	$10,000
Capital lease obligations (note 16(c))	12,017	4,402
	$21,409	$14,402
Long term:
	March 31, 2013	March 31, 2012
Credit facilities (note 16(b))	$35,850	$68,767
Capital lease obligations (note 16(c))	29,805	6,299
Series 1 Debentures (note 16(e))	225,000	225,000
	$290,655	$300,066

b) Credit Facilities

	March 31, 2013	March 31, 2012
Term A Facility	$17,202	$20,950
Term B Facility	5,644	37,496
Total Term Facilities	$22,846	$58,446
Revolving Facility	22,396	20,321
Total credit facilities	$45,242	$78,767
Less: current portion of Term Facilities	(9,392)	(10,000)
	$35,850	$68,767

As of March 31, 2013, the Company had outstanding borrowings of $22.8 million (March 31, 2012 – $58.4 million) under the Term Facilities, $22.4 million (March 31, 2012 – $20.3 million) under the Revolving Facility and had issued $3.2 million (March 31, 2012 – $15.0 million) in letters of credit under the Revolving Facility to support performance guarantees associated with customer contracts. The funds available for borrowing under the Revolving Facility are reduced by any outstanding letters of credit. The Company's unused borrowing availability under the Revolving Facility was $59.4 million.
On September 28, 2012, the Company entered into a Fourth Amending Agreement to the April 2010 credit agreement to extend the maturity date of the credit agreement by one year to October 31, 2014 provided the Company repaid the Term B Facility in full by April 30, 2013. The balance of the Term B Facility was repaid in April 2013. Following repayment of the Term B Facility portion, 50 per cent of net proceeds from any subsequent asset sales will be used to reduce the existing Term A Facility. During the year ended March 31, 2013, in addition to regularly scheduled repayments, $10.2 million of net proceeds from asset sales and $15.4 million in net proceeds from the sale of pipeline related assets (note 23(a)) were applied against the Term B Facility.
The Term Facilities require scheduled principal repayments of $2.5 million (Term A Facility - $0.9 million; Term B Facility - $1.6 million) on the last day of each quarter commencing June 30, 2010 and continuing until the earlier of the maturity date or when the Term Facilities have been permanently repaid. The Company has classified the amounts contractually due under the Term Facilities over the next twelve months as current. Outstanding amounts may be prepaid under the amended Credit Facility in whole or in part at any time without premium or penalty.
The amendment also provides relief from the credit agreement’s Consolidated EBITDA related covenants by temporarily amending the covenants. Under the terms of the amended agreement the Company will be able to increase its capital leasing capacity from $30.0 million to $75.0 million, supporting the Company’s planned conversion of up to $50.0 million of existing operating leases into capital leases. This amendment is also accompanied by restrictions on net capital expenditures that can be made by the Company through the term of the agreement.
Interest on Canadian prime rate loans is paid at variable rates based on the Canadian prime rate plus the applicable pricing margin (as defined in the credit agreement). Interest on US base rate loans is paid at a rate per annum equal to the US base rate plus the applicable pricing margin. Interest on Canadian prime rate and US base rate loans is payable monthly in arrears. Stamping fees and interest related to the issuance of Bankers’ Acceptances is paid in advance upon the issuance of such Bankers’ Acceptance. The weighted average interest rate on Revolving Facility and Term Facility borrowings at March 31, 2013 was 7.62%.
The credit facilities are secured by a first priority lien on substantially all of the Company’s existing and after-acquired property and contain certain restrictive covenants including, but not limited to, incurring additional debt, transferring or selling assets, making investments including acquisitions, paying dividends or redeeming shares of capital stock. The Company is also required to meet certain financial covenants under the credit agreement and as at March 31, 2013 the Company was in compliance with both the standard and the amended covenants.
c) Capital lease obligations
The Company’s capital leases primarily relate to heavy equipment and licensed motor vehicles. The minimum lease payments due in each of the next five fiscal years are as follows:

2014	$14,442
2015	13,490
2016	12,156
2017	6,887
2018	—
Subtotal:	$46,975
Less: amount representing interest	(5,153)
Present value of minimum lease payments	$41,822
Less: current portion	(12,017)
Long term portion	$29,805

d) 8 3/4% Senior Notes
The 8 3/4% senior notes were issued on November 26, 2003 in the amount of US $200.0 million (Canadian $263.0 million). On April 28, 2010, the Company redeemed the 8 3/4% senior notes for $202,410 and recorded a $4,346 loss on debt extinguishment including a $4,324 write off of deferred financing costs (note 13(c)).
e) Series 1 Debentures
On April 7, 2010, the Company issued $225.0 million of 9.125% Series 1 Debentures (the “Series 1 Debentures”). The Series 1 Debentures mature on April 7, 2017. The Series 1 Debentures bear interest at 9.125% per annum, payable in equal instalments semi-annually in arrears on April 7 and October 7 in each year.
The Series 1 Debentures are unsecured senior obligations and rank equally with all other existing and future unsecured senior debt and senior to any subordinated debt that may be issued by the Company or any of its subsidiaries. The Series 1 Debentures are effectively subordinated to all secured debt to the extent of collateral on such debt.
The Series 1 Debentures are redeemable at the option of the Company, in whole or in part, at any time on or after: April 7, 2014 at 103.042% of the principal amount; April 7, 2015 at 101.520% of the principal amount; April 7, 2016 and thereafter at 100% of the principal amount; plus, in each case, interest accrued to the redemption date.
If a change of control occurs, the Company will be required to offer to purchase all or a portion of each debenture holder’s Series 1 Debentures, at a purchase price in cash equal to 101% of the principal amount of the Series 1 Debentures offered for repurchase plus accrued interest to the date of purchase.

Financial instruments and risk management	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Financial instruments and risk management
Financial instruments and risk management
In determining the fair value of financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing on each reporting date. Standard market conventions and techniques, such as discounted cash flow analysis and option pricing models, are used to determine the fair value of the Company’s financial instruments, including derivatives. All methods of fair value measurement result in a general approximation of value and such value may never actually be realized.
The fair values of the Company’s cash and cash equivalents, accounts receivable, unbilled revenue, accounts payable and accrued liabilities approximate their carrying amounts due to the relatively short periods to maturity for the instruments.
The fair values of amounts due under the Term and Revolving Facilities are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rate currently estimated to be available for instruments with similar terms. Based on these estimates, and by using the outstanding balance of $45.2 million at March 31, 2013 and $78.8 million at March 31, 2012 (note 16(b)), the fair value of amounts due under the Term and Revolving Facilities as at March 31, 2013 and March 31, 2012 are not significantly different than their carrying value.
Financial instruments with carrying amounts that differ from their fair values are as follows:

	March 31, 2013		March 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Capital lease obligations (i)	$41,822	$37,369	$10,701	$10,657
Series 1 Debentures (ii)	225,000	220,079	225,000	203,624

(i)
The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.

(ii)	The fair value of the Series 1 Debentures is based upon the expected discounted cash flows and the period end market price of similar financial instruments.
a) Fair value measurements
The Company has segregated all financial assets and financial liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date.
The fair values of the Company’s embedded derivatives are based on appropriate price modeling commonly used by market participants to estimate fair value. Such modeling includes option pricing models and discounted cash flow analysis, using observable market based inputs including foreign currency rates, implied volatilities and discount factors to estimate fair value. The Company considers its own credit risk or the credit risk of the counterparty in determining fair value, depending on whether the fair values are in an asset or liability position. Fair value determined using valuation models requires the use of assumptions concerning the amount and timing of future cash flows. Fair value amounts reflect management’s best estimates using external, readily observable, market data such as futures prices, interest rate yield curves, foreign exchange rates and discount rates for time value. It is possible that the assumptions used in establishing fair value amounts will differ from future outcomes and the effect of such variations could be material.
At March 31, 2013, the Company had no financial assets or financial liabilities measured at fair value on a recurring basis which were classified as Level 1 or Level 3 under the fair value hierarchy. Since the Company primarily uses observable inputs of similar instruments and discounted cash flows in its valuation of its derivative financial instruments, these fair value measurements are classified as Level 2 of the fair value hierarchy. Financial assets and liabilities measured at fair value net of accrued interest on a recurring basis, all of which are classified as Derivative financial instruments on the Consolidated Balance Sheets are summarized below:

March 31, 2013	Carrying Amount
Embedded price escalation features in certain long term supplier contracts	$6,441
Less: current portion	(4,261)
$2,180

March 31, 2012	Carrying Amount
Embedded price escalation features in certain long term supplier contracts	$9,146
Less: current portion	(3,220)
$5,926

On April 8, 2010, the Company settled the cross-currency and interest rate swaps, including accrued interest for a total of $91,125 in conjunction with the settlement of the 8 3/4% senior notes (note 16(d)).
The unrealized gains and losses on derivative financial instruments is comprised as follows:

Year ended March 31,	2013	2012	2011
Unrealized loss on cross-currency and interest rate swaps	$—	$—	$2,111
Unrealized gain on embedded price escalation features in a long term customer construction contract	—	(5,877)	(604)
Unrealized (gain) loss on embedded price escalation features in certain long term supplier contracts	(2,705)	3,495	(3,812)
	$(2,705)	$(2,382)	$(2,305)

Non-financial assets measured at fair value on a non-recurring basis as at March 31, 2013 and March 31, 2012 in the financial statements are summarized below:

	March 31, 2013		March 31, 2012
	Carrying Amount	Change in Fair Value	Carrying Amount	Change in Fair Value
Assets held for sale	$157,464	$(3,346)	$1,841	$(8,748)

Assets held for sale are reported at the lower of their carrying amount or fair value less cost to sell. The fair value less cost to sell of equipment assets held for sale (note 10) is determined internally by analyzing recent auction prices for equipment with similar specifications and hours used, the residual value of the asset and the useful life of the asset. The fair value less cost to sell of piling assets held for sale (note 23(b)) was determined by comparison to offers from independent 3rd parties on the assets held for sale. The fair value of the equipment assets held for sale and piling assets held for sale are classified under Level 3 and 2, respectively, of the fair value hierarchy.
b) Risk Management
The Company is exposed to market and credit risks associated with its financial instruments. The Company will from time to time use various financial instruments to reduce market risk exposures from changes in foreign currency exchange rates and interest rates. The Company does not hold or use any derivative instruments for trading or speculative purposes.
Overall, the Company’s Board of Directors has responsibility for the establishment and approval of the Company’s risk management policies. Management performs a risk assessment on a continual basis to help ensure that all significant risks related to the Company and its operations have been reviewed and assessed to reflect changes in market conditions and the Company’s operating activities.
c) Market Risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices such as foreign currency exchange rates and interest rates. The level of market risk to which the Company is exposed at any point in time varies depending on market conditions, expectations of future price or market rate movements and composition of the Company’s financial assets and liabilities held, non-trading physical assets and contract portfolios.
To manage the exposure related to changes in market risk, the Company has used various risk management techniques including the use of derivative instruments. Such instruments may be used to establish a fixed price for a commodity, an interest bearing obligation or a cash flow denominated in a foreign currency.
The sensitivities provided below are hypothetical and should not be considered to be predictive of future performance or indicative of earnings on these contracts.
i) Foreign exchange risk
The Company regularly transacts in foreign currencies when purchasing equipment and spare parts as well as certain general and administrative goods and services. These exposures are generally of a short-term nature and the impact of changes in exchange rates has not been significant in the past. The Company may fix its exposure in either the Canadian Dollar or the US Dollar for these short term transactions, if material.
ii) Interest rate risk
The Company is exposed to interest rate risk from the possibility that changes in interest rates will affect future cash flows or the fair values of its financial instruments. Interest expense on borrowings with floating interest rates, including the Company’s Credit Facilities, varies as market interest rates change. At March 31, 2013, the Company held $45.2 million of floating rate debt pertaining to its Credit Facilities (March 31, 2012 – $78.8 million). As at March 31, 2013, holding all other variables constant, a 100 basis point change to interest rates on floating rate debt will result in $0.5 million corresponding change in annual interest expense. This assumes that the amount of floating rate debt remains unchanged from that which was held at March 31, 2013.
The fair value of financial instruments with fixed interest rates, such as the Company’s Series 1 Debentures, fluctuate with changes in market interest rates. However, these fluctuations do not affect earnings, as the Company’s debt is carried at amortized cost and the carrying value does not change as interest rates change.
The Company manages its interest rate risk exposure by using a mix of fixed and variable rate debt and may use derivative instruments to achieve the desired proportion of variable to fixed-rate debt.
d) Credit Risk
Credit risk is the risk that financial loss to the Company may be incurred if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company manages the credit risk associated with its cash by holding its funds with what it believes to be reputable financial institutions. The Company is also exposed to credit risk through its accounts receivable and unbilled revenue. Credit risk for trade and other accounts receivables, and unbilled revenue are managed through established credit monitoring activities.
The Company has a concentration of customers in the oil and gas sector. The following customers accounted for 10% or more of total revenues:

Year ended March 31,	2013	2012	2011
Customer A	25%	15%	30%
Customer B	23%	23%	10%
Customer C	17%	6%	—
Customer D	8%	10%	13%
Customer E	6%	31%	38%

The concentration risk is mitigated primarily by the customers being large investment grade organizations. The credit worthiness of new customers is subject to review by management through consideration of the type of customer and the size of the contract.
At March 31, 2013 and March 31, 2012, the following customers represented 10% or more of accounts receivable and unbilled revenue:

	March 31, 2013	March 31, 2012
Customer A	23%	4%
Customer B	20%	31%
Customer C	11%	10%
Customer D	11%	4%
Customer E	8%	11%

The Company reviews its accounts receivable amounts regularly and amounts are written down to their expected realizable value when outstanding amounts are determined not to be fully collectible. This generally occurs when the customer has indicated an inability to pay, the Company is unable to communicate with the customer over an extended period of time, and other methods to obtain payment have been considered and have not been successful. Bad debt expense is charged to project costs in the Consolidated Statements of Operations in the period that the account is determined to be doubtful. Estimates of the allowance for doubtful accounts are determined on a customer-by-customer evaluation of collectability at each reporting date taking into consideration the following factors: the length of time the receivable has been outstanding, specific knowledge of each customer’s financial condition and historical experience.
The Company’s maximum exposure to credit risk for accounts receivable and unbilled revenue is as follows:

	March 31, 2013	March 31, 2012
Trade accounts receivables	$93,451	$213,051
Other receivables	7,018	1,078
Total accounts receivable	$100,469	$214,129
Unbilled revenue	$56,183	$86,859

On a geographic basis as at March 31, 2013, approximately 100% (March 31, 2012 – 95%) of the balance of trade accounts receivable (before considering the allowance for doubtful accounts) was due from customers based in Western Canada.
Payment terms are generally net 30 days. As at March 31, 2013 and March 31, 2012, trade receivables are aged as follows:

	March 31, 2013	March 31, 2012
Not past due	$76,646	$166,362
Past due 1-30 days	14,203	27,617
Past due 31-60 days	957	8,476
More than 61 days	1,645	10,596
Total	$93,451	$213,051

As at March 31, 2013, the Company has recorded an allowance for doubtful accounts of $nil (March 31, 2012 – $210) of which 100% relates to amounts that are more than 61 days past due.
The allowance is an estimate of the March 31, 2013 trade receivable balances that are considered uncollectible. Changes to the allowance are as follows:

Year ended March 31,	2013	2012	2011
Opening balance	$210	$30	$1,691
Payments received on provided balances	(1)	—	(682)
Current year allowance	365	180	518
Write-offs	(574)	—	(1,497)
Ending balance	$—	$210	$30

Credit risk on derivative financial instruments arises from the possibility that the counterparties to the agreements may default on their respective obligations under the agreements. This credit risk only arises in instances where these agreements have positive fair value for the Company.

Other long term obligations	12 Months Ended
Mar. 31, 2013
Other Liabilities Disclosure [Abstract]
Other long term obligations
Other long term obligations
a) Other long term obligations are as follows:

	March 31, 2013	March 31, 2012
Liabilities related to equipment leases	$104	$3,169
Deferred lease inducements (note 18(b))	440	547
Asset retirement obligation (note 18(c))	477	434
Senior executive stock option plan (note 24(c))	925	1,322
Restricted share unit plan (note 24(e))	2,768	3,170
Directors' deferred stock unit plan (note 24(f))	3,106	2,284
	$7,820	$10,926
Less current portion of:
Restricted share unit plan (note 24(e))	(719)	(2,066)
Directors' deferred share unit plan (note 24(f))	(355)	—
	$6,746	$8,860

b) Deferred lease inducements
Lease inducements applicable to lease contracts are deferred and amortized as a reduction of general and administrative expenses on a straight-line basis over the lease term, which includes the initial lease term and renewal periods only where renewal is determined to be reasonably assured.

	March 31, 2013	March 31, 2012
Balance, beginning of year	$547	$654
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	$440	$547

c) Asset retirement obligation
The Company recorded an asset retirement obligation related to the future retirement of a facility on leased land. Accretion expense associated with this obligation is included in equipment costs in the Consolidated Statements of Operations.
The following table presents a continuity of the liability for the asset retirement obligation:

	March 31, 2013	March 31, 2012
Balance, beginning of year	$434	$395
Accretion expense	43	39
Balance, end of year	$477	$434

At March 31, 2013, estimated undiscounted cash flows required to settle the obligation were $1,084 (March 31, 2012 – $1,084). The credit adjusted risk-free rate assumed in measuring the asset retirement obligation was 9.42%. The Company expects to settle this obligation in 2021.

Shares	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Shares
Shares
a) Common shares
Authorized:
Unlimited number of voting common shares
Unlimited number of non-voting common shares
Issued and outstanding:

	Number of Shares	Amount
Voting common shares
Issued and outstanding at March 31, 2010	36,049,276	$303,505
Issued upon exercise of stock options	193,250	963
Transferred from additional paid-in capital on exercise of stock options	—	386
Issued and outstanding at March 31, 2011	36,242,526	$304,854
Issued upon exercise of stock options	8,480	35
Transferred from additional paid-in capital on exercise of stock options	—	19
Issued and outstanding at March 31, 2012 and 2013	36,251,006	$304,908

b) Net (loss) income per share

Year ended March 31,	2013	2012	2011
Net loss from continuing operations	$(28,309)	$(25,383)	$(29,726)
Net income (loss) from discontinued operations	26,846	4,221	(4,924)
Net loss	$(1,463)	$(21,162)	$(34,650)

Weighted average number of common shares (no dilutive effect)	36,251,006	36,249,082	36,119,356

Basic per share information (no dilutive effect)
Net loss from continuing operations	$(0.78)	$(0.70)	$(0.82)
Net income (loss) from discontinued operations	0.74	0.12	(0.14)
Net loss	$(0.04)	$(0.58)	$(0.96)

For the year ended March 31, 2013, there were 2,985,722 stock options which were anti-dilutive (March 31, 2012 – 1,834,794 and 50,000 stock options and stock awards, respectively; March 31, 2011 – 1,647,474, 75,591 and 150,000 stock options, stock awards and deferred performance share units, respectively) and therefore were not considered in computing diluted earnings per share.

Commitments	12 Months Ended
Mar. 31, 2013
Commitments Disclosure [Abstract]
Commitments
Commitments
The annual future minimum lease payments for heavy equipment, office equipment and premises in respect of operating leases, excluding contingent rentals, for the next five years and thereafter are as follows:

For the year ending March 31,
2014	$25,729
2015	16,928
2016	4,720
2017	2,601
2018 and thereafter	12,081
$62,059

Total contingent rentals on operating leases consisting principally of (recovery) usage charges in excess of minimum contracted amounts for the years ended March 31, 2013, 2012 and 2011 amounted to $(800), $(8,449) and $1,881, respectively.

Contingencies	12 Months Ended
Mar. 31, 2013
Contingencies Disclosure [Abstract]
Contingencies
Contingencies
During the normal course of the Company’s operations, various legal and tax matters are pending. In the opinion of management, these matters will not have a material effect on the Company’s consolidated financial position or results of operations.

Interest expense	12 Months Ended
Mar. 31, 2013
Interest Expense [Abstract]
Interest expense
Interest expense

Year ended March 31,	2013	2012	2011
Interest on 8 3/4% senior notes and swaps	$—	$—	$1,238
Interest on capital lease obligations	1,925	425	643
Amortization of deferred financing costs	1,607	1,591	1,609
Interest on credit facilities	4,414	4,547	2,992
Interest on Series 1 Debentures	15,230	15,255	15,089
Interest on long term debt	$23,176	$21,818	$21,571
Other interest	567	328	962
	$23,743	$22,146	$22,533

Discontinued operations	12 Months Ended
Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations
Discontinued operations
During the year ended March 31, 2013, the Company elected to sell its pipeline related assets and piling related assets and discontinue the operations of these businesses. Prior to this decision, the Company had two reportable business segments consisting of Heavy Construction and Mining and Commercial and Industrial Construction. The Commercial and Industrial Construction segment was comprised of pipeline and piling operations. The operations and balance sheets of the discontinued Commercial and Industrial Construction segment are summarized in this note and the Heavy Construction and Mining operations and balance sheet are presented on the face of the financial statements.
a) Pipeline
On November 22, 2012, the Company reached an agreement with an independent third party to sell its pipeline integrity and maintenance industry related assets for total consideration of approximately $16,250. The selling costs were $781 rendering net proceeds of $15,469. The Company does not have any continuing significant involvement in the operations of pipeline. For all periods presented, the results of its pipeline operations and cash flows have been reported as discontinued operations.
The following table summarizes the book value of the disposed pipeline related assets:

Inventory	$1,254
Property, plant and equipment, gross	17,491
Accumulated depreciation	(5,459)
Pipeline related assets	$13,286
The results of pipeline discontinued operations are summarized as follows:

Year ended March 31,	2013	2012	2011
Revenue	$35,901	$150,504	$85,452
Project costs	36,090	164,278	87,703
Depreciation	196	1,045	550
Gross loss	$(385)	$(14,819)	$(2,801)
General and administrative expenses	1,246	1,371	1,449
Gain on disposal of property, plant and equipment	(375)	—	—
Recovery of previously expensed tools, supplies and equipment parts	(1,095)	—	—
Gain on sale of inventory	(714)	—	—
Operating Income (loss)	$553	$(16,190)	$(4,250)
Interest expense	700	1,050	1,050
Loss before income taxes	$(147)	$(17,240)	$(5,300)
Deferred income tax expense (benefit)	173	(4,282)	(1,389)
Net loss from discontinued operations	$(320)	$(12,958)	$(3,911)
Cash provided by (used in) the pipeline discontinued operations is summarized as follows:

Year ended March 31,	2013	2012	2011
Operating activities	$928	$(16,195)	$(4,750)
Investing activities	11,986	(4,110)	(1,124)
	$12,914	$(20,305)	$(5,874)

b) Piling
At March 31, 2013, as part of its ongoing strategic evaluation of operations, the Company made the decision to sell its piling assets and liabilities, excluding accounts receivable and unbilled revenue on a certain customer contract, and exit the piling, foundation, pipeline anchor and tank services businesses. On June 10, 2013, the Company reached an agreement with Keller Group plc (the "Purchaser") to sell its piling assets and liabilities, subject to majority approval by the Purchaser's shareholders and subject to the Purchaser securing certain anti-trust approvals, for initial consideration of approximately $227,500, plus or minus customary working capital adjustments, less capital lease obligations at the closing date. The terms of the agreement entitle the Company to additional proceeds of $92,500 over the next three years, contingent on the Purchaser achieving prescribed profit milestones from the piling business. These contingent proceeds will be recognized as the profit milestones are achieved. The assets and liabilities being sold have been classified as held for sale on the Consolidated Balance Sheets. Upon finalization of the sale the Company will not have any significant continuing involvement in piling operations. For all periods presented, the results of piling operations and cash flows are included in discontinued operations.
The following table summarizes the book value of the piling related assets classified as held for sale:

Accounts receivable, net	$44,297
Unbilled revenue	9,324
Inventories	7,754
Prepaid expenses	181
Intangible assets	4,220
Property, plant and equipment, gross	83,359
Accumulated depreciation	(29,566)
Goodwill	32,901
Deferred tax assets	2,270
Assets held for sale	$154,740
The following table summarizes the book value of the piling related liabilities classified as held for sale:

Accounts payable	$17,048
Accrued liabilities	23
Billings in excess	3,115
Capital lease obligation	5,927
Deferred tax liabilities	12,733
Liabilities held for sale	$38,846
The results of piling discontinued operations are summarized as follows:

Year ended March 31,	2013	2012	2011
Revenue	$236,459	$185,321	$105,559
Project costs	172,593	136,080	84,175
Equipment operating lease expense	2,315	2,315	1,071
Depreciation	3,592	3,213	3,828
Gross profit	$57,959	$43,713	$16,485
General and administrative expenses	12,451	11,696	9,654
Amortization of intangible assets	1,408	1,415	1,390
Operating income	$44,100	$30,602	$5,441
Interest expense	7,639	7,129	6,408
Income (loss) before income taxes	$36,461	$23,473	$(967)
Deferred income tax expense	9,295	6,294	46
Net income (loss) from discontinued operations	$27,166	$17,179	$(1,013)
Cash provided by (used in) the piling discontinued operations is summarized as follows:

Year ended March 31,	2013	2012	2011
Operating activities	$37,263	$22,370	$16,431
Investing activities	(34,047)	(8,184)	(26,198)
Financing activities	(848)	(337)	—
	$2,368	$13,849	$(9,767)

Stock-based compensation	12 Months Ended
Mar. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation
Stock-based compensation
a) Stock-based compensation expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended March 31,	2013	2012	2011
Share option plan (note 24(b))	$1,333	$1,373	$1,455
Senior executive stock option plan (note 24(c))	—	(2,878)	2,878
Deferred performance share unit plan (note 24(d))	—	—	(44)
Restricted share unit plan (note 24(e))	1,275	733	1,603
Directors' deferred stock unit plan (note 24(f))	997	(1,747)	1,484
Stock award plan (note 24(g))	14	256	780
	$3,619	$(2,263)	$8,156

b) Share option plan
Under the 2004 Amended and Restated Share Option Plan, which was approved and became effective in 2006, directors, officers, employees and certain service providers to the Company are eligible to receive stock options to acquire voting common shares in the Company. Each stock option provides the right to acquire one common share in the Company and expires ten years from the grant date or on termination of employment. Options may be exercised at a price determined at the time the option is awarded, and vest as follows: no options vest on the award date and twenty percent vest on each subsequent anniversary date.

	Number of options	Weighted average exercise price $ per share
Outstanding at March 31, 2010	2,250,804	7.84
Granted	260,000	9.77
Exercised(i)	(193,250)	4.98
Forfeited	(120,080)	10.30
Modified(ii)	(550,000)	5.00
Outstanding at March 31, 2011	1,647,474	9.25
Granted	287,700	6.56
Exercised(i)	(8,480)	4.15
Forfeited	(91,900)	10.42
Outstanding at March 31, 2012	1,834,794	8.79
Granted	1,517,400	2.83
Forfeited	(366,472)	9.10
Outstanding at March 31, 2013	2,985,722	5.72

(i)	All stock options exercised resulted in new common shares being issued (note 19(a));

(ii)	550,000 stock options were modified as senior executive stock options on September 22, 2010 (note 24(c)).
Cash received from option exercises for the year ended March 31, 2013 was $nil (2012 - $35; 2011 – $963). The total intrinsic value of options exercised, calculated as market value at the exercise date less exercise price, multiplied by the number of units exercised, for the years ended March 31, 2013, 2012 and 2011 was $nil, $48 and $1,084, respectively.
The following table summarizes information about stock options outstanding at March 31, 2013:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$2.75	705,600	9.5 years	$2.75	—	—	—
$2.79	750,000	9.2 years	$2.79	—	—	—
$3.69	115,840	6.4 years	$3.69	91,700	6.6 years	$3.69
$4.90	40,000	9 years	$4.90	—	—	—
$5.00	403,982	1.8 years	$5.00	403,982	1.8 years	$5.00
$6.56	188,260	8.1 years	$6.56	42,140	7.4 years	$6.56
$8.28	80,000	6.2 years	$8.28	48,000	6.2 years	$8.28
$8.58	60,000	7.5 years	$8.58	24,000	7.5 years	$8.58
$9.33	125,560	6.5 years	$9.33	79,200	6.6 years	$9.33
$10.13	128,780	7.4 years	$10.13	55,640	7.3 years	$10.13
$13.21	75,000	4.8 years	$13.21	75,000	4.8 years	$13.21
$13.50	194,940	4.6 years	$13.50	194,940	4.6 years	$13.50
$15.37	40,000	5 years	$15.37	40,000	5 years	$15.37
$16.46	50,000	5 years	$16.46	40,000	5 years	$16.46
$16.75	27,760	3.5 years	$16.75	27,760	3.5 years	$16.75
	2,985,722	7.1 years	$5.72	1,122,362	4.2 years	$8.82

At March 31, 2013, the weighted average remaining contractual life of outstanding options is 7.1 years (March 31, 2012 – 6.3 years). The fair value of options vested during the year ended March 31, 2013 was $1,381 (March 31, 2012 – $1,652). At March 31, 2013, the Company had 1,122,362 exercisable options (March 31, 2012 – 1,031,774) with a weighted average exercise price of $8.82 (March 31, 2012 – $8.82).
At March 31, 2013, the total compensation costs related to non-vested awards not yet recognized was $2,768 (March 31, 2012 – $2,655) and these costs are expected to be recognized over a weighted average period of 3.6 years (March 31, 2012 – 3.2 years).
The fair value of each option granted by the Company was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Year ended March 31,	2013	2012	2011
Number of options granted	1,517,400	287,700	260,000
Weighted average fair value per option granted ($)	1.88	4.38	6.79
Weighted average assumptions:
Dividend yield	Nil %	Nil %	Nil %
Expected volatility	74.52%	75.22%	78.59%
Risk-free interest rate	1.02%	1.32%	2.65%
Expected life (years)	6.4	6.3	6.1

The Company uses company specific historical data to estimate the expected life of the option, such as employee option exercise and employee post-vesting departure behaviour.
c) Senior executive stock option plan
On September 22, 2010, the Company modified a senior executive employment agreement to allow the option holder the right to settle options in cash which resulted in 550,000 stock options (senior executive stock options) changing classification from equity to a long term liability. The liability is measured at fair value using the Black-Scholes model at the modification date and subsequently at each period end date. Previously recognized compensation cost related to the senior executive stock option plan of $2,237 was transferred from additional paid-in capital to the senior executive stock option liability on the modification date. The fair value of the compensation liability is calculated using the Black-Scholes model at each period end. Changes in fair value of the liability are recognized in the Consolidated Statements of Operations.
The weighted average assumptions used in estimating the fair value of the senior executive stock options as at March 31, 2013 are as follows:

Year ended March 31,	2013	2012	2011
Number of senior executive stock options	550,000	550,000	550,000
Weighted average fair value per option granted ($)	1.68	2.40	9.30
Weighted average assumptions:
Dividend yield	Nil %	Nil %	Nil %
Expected volatility	71.74%	74.99%	76.74%
Risk-free interest rate	0.26%	0.54%	1.77%
Expected life (years)	2.1	3.1	6.1

d) Deferred performance share unit plan
The Company has no outstanding Deferred Performance Share Units (“DPSUs”) at this time. DPSUs were granted each fiscal year with respect of services to be provided in that fiscal year and the following two fiscal years. The DPSUs vested at the end of a three-year term and were subject to the performance criteria approved by the Compensation Committee of the Board of Directors at the date of grant. Such performance criterion included the passage of time and the return on invested capital calculated as operating income divided by average operating assets. The maturity date for such DPSUs was the last day of the third fiscal year following the grant date. At the maturity date, the Compensation Committee assessed the participant against the performance criteria and determined the number of DPSUs that were earned (earned DPSUs).
The settlement of the participant’s entitlement was made at the Company’s option either in cash, in an amount equivalent to the number of earned DPSUs multiplied by the fair market value of the Company’s common shares as determined by the volume weighted average trading price of the Company’s common shares for the five trading days immediately preceding the date of maturity, or in a number of common shares equal to the number of earned DPSUs. If settled in common shares, the common shares were purchased on the open market or through the issuance of shares from treasury.
The fair value of each unit under the DPSU Plan was estimated on the date of the grant using Black-Scholes option pricing model. There were no DPSUs granted in fiscal 2013, 2012 and 2011.

Number of units
Outstanding at March 31, 2010	507,295
Forfeited	(74,776)
Outstanding at March 31, 2011	432,519
Expired	(41,117)
Converted to RSUs (note 24(e))	(391,402)
Outstanding at March 31, 2012 and 2013	—

On April 1, 2011, the Company converted 262,737 and 128,665 Deferred Performance Share Units (“DPSUs”) into Restricted Share Units (“RSUs”) for the April 1, 2009 and March 31, 2010 grants at a conversion factor of 50% and 75% respectively (note 24(e)).
e) Restricted share unit plan
Restricted Share Units (“RSUs”) are granted each fiscal year with respect to services to be provided in that fiscal year and the following two fiscal years. The RSUs vest at the end of a three-year term. The Company classifies RSUs as a liability as the Company has the ability and intent to settle the awards in cash.
Compensation expense is calculated based on the number of vested shares multiplied by the fair market value of each RSU as determined by the volume weighted average trading price of the Company’s common shares for the five trading days immediately preceding the day on which the fair market value is to be determined. The Company recognizes compensation expense over the three-year term of the RSU in the Consolidated Statements of Operations.
On April 1, 2011, the Company converted the April 1, 2009 and March 31, 2010 DPSUs (note 24(d)) into RSUs at a conversion factor of 50% and 75% respectively.

Number of units
Outstanding at March 31, 2010	468,815
Forfeited	(86,339)
Outstanding at March 31, 2011	382,476
Granted	695,086
Settled	(27,850)
Forfeited	(102,022)
Converted from DPSUs (note 24(d))	227,875
Outstanding at March 31, 2012	1,175,565
Granted	625,405
Settled	(345,679)
Forfeited	(364,446)
Outstanding at March 31, 2013	1,090,845

At March 31, 2013, in the Consolidated Balance Sheets the $719 current portion of RSU liabilities were included in accrued liabilities (March 31, 2012 - $2,066) and long term portion of RSU liabilities of $2,049 were included in other long term obligations (March 31, 2012 — $1,104). During the year ended March 31, 2013, 345,679 units were settled in cash for $1,677 (2012 - 27,850 units settled in cash for $318). At March 31, 2013, an additional 154,330 vested, which were settled in April 2013 using a redemption value of $4.66 per unit. This liability is included in the current portion of RSU liabilities at March 31, 2013.
At March 31, 2013, the weighted average remaining contractual life of the outstanding RSUs, including the 154,330 fully vested but unsettled units, was 1.4 years (March 31, 2012 – 1.4 years). Using a fair market value of $4.65 per unit at March 31, 2013, there were approximately $2,335 of total unrecognized compensation costs related to non–vested share–based payment arrangements under the RSU Plan (March 31, 2012 – $2,576) and these costs are expected to be recognized over the weighted average remaining contractual life of the RSUs of 1.6 years (March 31, 2012 – 1.4 years).
f) Director’s deferred stock unit plan
On November 27, 2007, the Company approved a Directors’ Deferred Stock Unit (“DDSU”) Plan, which became effective January 1, 2008. Under the DDSU Plan, non–officer directors of the Company receive 50% of their annual fixed remuneration (which is included in general and administrative expenses) in the form of DDSUs and may elect to receive all or a part of their annual fixed remuneration in excess of 50% in the form of DDSUs. The number of DDSUs to be credited to the participants deferred unit account is determined by dividing the amount of the participant’s deferred remuneration by fair market value of the Company's common shares, calculated as the Canadian Dollar equivalent of the volume weighted average trading price of the Company’s common shares for the five trading days immediately preceding the date that participants’ remuneration becomes payable. The DDSUs vest immediately upon issuance and are only redeemable upon death or retirement of the participant for cash determined by the market price of the Company’s common shares for the five trading days immediately preceding death or retirement. Directors, who are not US taxpayers, may elect to defer the redemption date until a date no later than December 1st of the calendar year following the year in which the retirement or death occurred.

Number of units
Outstanding at March 31, 2010	263,266
Issued	73,752
Outstanding at March 31, 2011	337,018
Issued	128,248
Outstanding at March 31, 2012	465,266
Issued	266,091
Redeemed	(63,413)
Outstanding at March 31, 2013	667,944

At March 31, 2013, the fair market value of these units was 4.65 per unit (March 31, 2012 – $4.91 per unit). At March 31, 2013, the current portion of DDSU liabilities of $355 were included in accrued liabilities (March 31, 2012 - $nil) and the long term portion of DDSU liabilities of $2,751 were included in other long term obligations (March 31, 2012 - $2,284) in the Consolidated Balance Sheets. During the year ended March 31, 2013, 63,413 units were redeemed and settled in cash for $175 (March 31, 2012 - no units were redeemed). There is no unrecognized compensation expense related to the DDSUs, since these awards vest immediately when issued.
g) Stock award plan
On September 24, 2009, the former Chief Executive Officer’s (CEO) employment agreement was extended by the Board of Directors for a further period of two years, to May 8, 2012. In addition to the existing conditions in his employment agreement, as of September 24, 2010, the effective date, the former CEO was granted the right to receive 150,000 common shares of the Company as follows:

•	50,000 shares on May 8, 2011;

•	50,000 shares on November 8, 2011; and

•	50,000 shares on May 8, 2012.
The former CEO’s entitlement, upon the above release dates, could be settled in common shares purchased on the open market or through the issuance of common shares from treasury, in each case net of required withholdings. The estimate of the fair value of the stock award on the grant date is equal to the market price of the Company’s common shares.
During the year ended March 31, 2013, 50,000 stock awards vested (March 31, 2012 - 100,000 stock awards) and were settled in common shares purchased on the open market for $148 (March 31, 2012 - $822). At March 31, 2013 there were no stock award plan units outstanding.

Other information	12 Months Ended
Mar. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Other information
Other information
a) Supplemental cash flow information

Year ended March 31,	2013	2012	2011
Cash paid during the year for:
Interest, including realized interest on interest rate swap	$29,783	$27,521	$33,559
Income taxes	4,833	1,415	4,149
Cash received during the year for:
Interest	10	1	1,168
Income taxes	518	5,347	2,260

Year ended March 31,	2013	2012	2011
Non-cash transactions:
Acquisition of property, plant and equipment for continuing operations by means of capital leases	$42,229	$6,614	$427
Acquisition of property, plant and equipment for discontinued operations by means of capital leases	6,512	601	—
Additions to assets held for sale	(2,995)	(10,322)	(1,675)
Additions to assets held for sale from discontinued piling operations	(152,470)	—	—
Additions to liabilities held for sale from discontinued piling operations	26,113	—	—
Net increase (decrease) in accounts payable related to purchase of property, plant and equipment	4,294	1,380	(3,879)
Net decrease in current portion of equipment lease liabilities included in accrued liabilities related to the purchase of property, plant and equipment	(1,574)	—	—
Net decrease in long term portion of equipment lease liabilities related to the purchase of property, plant and equipment	(1,712)	—	—
Decrease in property, plant and equipment resulting from reclassification to inventory	(2,219)	—	—
(Decrease) increase in accrued liabilities related to current portion of RSU liability	(1,347)	2,066	—
Increase in accrued liabilities related to current portion of DDSU liability	355	—	—
Change in non-cash working capital related to piling discontinued operations, excluded from non-cash working capital for continuing operations:
Accounts receivable	1,849	17,773	4,277
Unbilled revenue	236	3,082	883
Inventories	3,900	1,026	1,731
Prepaid expenses	(47)	51	5,502
Accounts payable	27,857	(14,135)	(23,444)
Accrued liabilities	103	252	(132)
Billings in excess of costs and earnings	1,207	(2,318)	(997)
Non-cash transactions related to the buyout of contract-related assets during the year ended March 31, 2012:
Disposition of property, plant and equipment related to the buyout of contract-related assets	—	(27,063)	—
Disposition of intangible assets related to the buyout of contract-related assets	—	(1,119)	—
Increase in accounts receivable related to the buyout of contract-related assets	—	66,055	—
Decrease in unbilled revenue related to the buyout of contract-related assets	—	(16,457)	—
Decrease in inventory related to the buyout of contract-related assets	—	(8,483)	—
Increase in accounts payable related to the buyout of contract-related assets	—	12,933	—

b) Net change in non-cash working capital

Year ended March 31,	2013	2012	2011
Operating activities:
Accounts receivable, net	$71,212	$(1,819)	$(5,257)
Unbilled revenue	21,588	2,705	(17,354)
Inventories	3,215	(11,577)	(930)
Prepaid expenses and deposits	3,720	3,464	5,810
Accounts payable	(56,792)	56,629	(2,062)
Accrued liabilities	(1,621)	2,167	(5,566)
Long term portion of liabilities related to equipment leases	(1,353)	(9,578)	(2,196)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	3,893	3,192	(607)
	$43,862	$45,183	$(28,162)

Claims revenue	12 Months Ended
Mar. 31, 2013
Contractors [Abstract]
Claims revenue	Claims revenue

Year ended March 31,	2013	2012	2011
Claims revenue recognized	$20,994	$32,612	$2,521
Claims revenue uncollected (classified as unbilled revenue)	18,426	22,393	1,742

Related party transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
Perry Partners, L.P. and Perry Partners International, Inc. are together the last remaining "Sponsors” of the Company from the time of the Company's initial public offering in November of 2006. The Company may receive consulting and advisory services provided by the Sponsors (principals or employees of such Sponsors are directors of the Company) with respect to the organization of the companies, employee benefit and compensation arrangements, and other matters, and no fee is charged for these consulting and advisory services.
In order for the Sponsors to provide such advisory and consulting services, the Company provides reports, financial data and other information to the Sponsors. This permits them to consult with and advise the Company’s management on matters relating to its operations, company affairs and finances. In addition, this permits them to visit and inspect any of the Company’s properties and facilities.
Prior to August 20, 2012, The Sterling Group Partners I, L.P. (“Sterling”) was a Sponsor of the Company.  As at that date, Sterling distributed all of its 4,626,265 common shares in the capital of the Company to its limited partners and general partner in connection with the termination of the investment term of Sterling, leaving Sterling with no common shares in the capital of the Company.  Concurrently with such distribution, Sterling and the Company entered into an agreement terminating Sterling's Advisory Services Agreement.
There were no material related party transactions during the years ended March 31, 2013, March 31, 2012 and March 31, 2011. All related party transactions were in the normal course of operations and were measured at the exchange amount, being the consideration established and agreed to by the related parties.

Employee benefit plans	12 Months Ended
Mar. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee benefit plans
Employee benefit plans
The Company and its subsidiaries match voluntary contributions made by employees to their Registered Retirement Savings Plans to a maximum of 5% of base salary for each employee. Contributions made by the Company during the year ended March 31, 2013 were $2,057 (2012 – $2,083; 2011 – $1,689).

Comparative figures	12 Months Ended
Mar. 31, 2013
Comparative figures [Abstract]
Comparative figures	Comparative figures Certain comparative figures have been reclassified from statements previously presented to conform to the presentation of the current year consolidated financial statements.

Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
These consolidated financial statements are prepared in accordance with United States generally accepted accounting principles (“US GAAP”). Material inter-company transactions and balances are eliminated upon consolidation.
These consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, NACGI, North American Fleet Company Ltd., NACG International Inc., North American Construction Holdings Inc. (“NACHI”) and NACG Properties Inc., and the following 100% owned subsidiaries of NACHI:

• North American Caisson Ltd.	• North American Site Development Ltd.
• North American Engineering Inc.	• North American Tailings and Environmental Ltd.
• North American Enterprises Ltd.	• DF Investments Limited
• North American Foundation Engineering Inc.	• Drillco Foundation Co. Ltd.
• North American Maintenance Ltd.	• Cyntech Canada Inc.
• North American Mining Inc.	• Cyntech Services Inc.
• North American Pile Driving Inc.	• Cyntech U.S. Inc.
• North American Services Inc.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures reported in these consolidated financial statements and accompanying notes and the reported amounts of revenues and expenses during the reporting period.
Significant estimates made by management include the assessment of the percentage of completion on time-and-materials, unit-price, lump-sum and cost-plus contracts with defined scope (including estimated total costs and provisions for estimated losses) and the recognition of claims and change orders on revenue contracts; assumptions used to value free standing and embedded derivatives and other financial instruments; assumptions used in periodic impairment testing; and, estimates and assumptions used in the determination of the allowance for doubtful accounts, the recoverability of deferred tax assets and the useful lives of property, plant and equipment and intangible assets. Actual results could differ materially from those estimates.
The accuracy of the Company’s revenue and profit recognition in a given period is dependent on the accuracy of its estimates of the cost to complete each project. Cost estimates for all significant projects use a detailed “bottom up” approach and the Company believes its experience allows it to provide reasonably dependable estimates. There are a number of factors that can contribute to changes in estimates of contract cost and profitability that are recognized to the extent contract remedies are unavailable in the period in which such adjustments are determined. The most significant of these include:

•	the completeness and accuracy of the original bid;

•	costs associated with added scope changes;

•	extended overhead due to owner, weather and other delays;

•	subcontractor performance issues;

•	changes in economic indices used for the determination of escalation or de-escalation for contractual rates on long-term contracts;

•	changes in productivity expectations;

•	site conditions that differ from those assumed in the original bid;

•	contract incentive and penalty provisions;

•	the availability and skill level of workers in the geographic location of the project; and

•	a change in the availability and proximity of equipment and materials.
The foregoing factors as well as the mix of contracts at different margins may cause fluctuations in gross profit between periods. With many projects of varying levels of complexity and size in process at any given time, changes in estimates can offset each other without materially impacting the Company’s profitability. Major changes in cost estimates, particularly in larger, more complex projects, can have a significant effect on profitability.

Revenue recognition
Revenue recognition
The Company performs its projects under the following types of contracts: time-and-materials; cost-plus; unit-price; and lump-sum. Revenue is recognized as costs are incurred for time-and-materials and cost-plus service contracts with no clearly defined scope. Revenue on cost-plus, unit-price, lump-sum and time-and-materials contracts with defined scope is recognized using the percentage-of-completion method, measured by the ratio of costs incurred to date to estimated total costs. The estimated total cost of the contract and percent complete is determined based upon estimates made by management. The costs of items that do not relate to performance of contracted work, particularly in the early stages of the contract, are excluded from costs incurred to date. The resulting percent complete methodology is applied to the approved contract value to determine the revenue recognized. Customer payment milestones typically occur on a periodic basis over the period of contract completion.
The length of the Company’s contracts varies from less than one year for typical contracts to several years for certain larger contracts. Contract project costs include all direct labour, material, subcontract and equipment costs and those indirect costs related to contract performance such as indirect labour and supplies. General and administrative expenses are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in project performance, project conditions, and estimated profitability, including those arising from contract penalty provisions and final contract settlements, may result in revisions to costs and revenue that are recognized in the period in which such adjustments are determined. Profit incentives are included in revenue when their realization is reasonably assured.
Once a project is underway, the Company will often experience changes in conditions, client requirements, specifications, designs, materials and work schedule. Generally, a “change order” will be negotiated with the customer to modify the original contract to approve both the scope and price of the change. Occasionally, however, disagreements arise regarding changes, their nature, measurement, timing and other characteristics that impact costs and revenue under the contract. When a change becomes a point of dispute between the Company and a customer, the Company will then consider it as a claim.
Costs related to unapproved change orders and claims are recognized when they are incurred.
Revenues related to unapproved change orders and claims are included in total estimated contract revenue only to the extent that contract costs related to the claim have been incurred and when it is probable that the unapproved change order or claim will result in:

•	a bona fide addition to contract value; and

•	revenues can be reliably estimated.
These two conditions are satisfied when:

•
the contract or other evidence provides a legal basis for the unapproved change order or claim, or a legal opinion is obtained providing a reasonable basis to support the unapproved change order or claim;

•	additional costs incurred were caused by unforeseen circumstances and are not the result of deficiencies in the Company’s performance;

•	costs associated with the unapproved change order or claim are identifiable and reasonable in view of work performed; and

•	evidence supporting the unapproved change order or claim is objective and verifiable.
This can lead to a situation where costs are recognized in one period and revenue is recognized when customer agreement is obtained or claim resolution occurs, which can be in subsequent periods. Historical claim recoveries should not be considered indicative of future claim recoveries.
The Company’s long term contracts typically allow its customers to unilaterally reduce or eliminate the scope of the work as contracted without cause. These long term contracts represent higher risk due to uncertainty of total contract value and estimated costs to complete; therefore, potentially impacting revenue recognition in future periods.
A contract is regarded as substantially completed when remaining costs and potential risks are insignificant in amount.
The Company recognizes revenue from equipment rental as performance requirements are achieved in accordance with the terms of the relevant agreement with the customer, either at a monthly fixed rate or on a usage basis dependent on the number of hours that the equipment is used. Revenue is recognized from the foregoing activity once persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, fees are fixed and determinable and collectability is reasonably assured.

Balance sheet classification
Balance sheet classifications
A one-year time period is typically used as the basis for classifying all other current assets and liabilities. However, included in current assets and liabilities are amounts receivable and payable under construction contracts (principally holdbacks) that may extend beyond one year.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash on hand, bank balances net of outstanding cheques and short-term investments with maturities of three months or less when purchased.
Accounts receivable and unbilled revenue
Accounts receivable and unbilled revenue
Accounts receivable in the accompanying Consolidated Balance Sheets are primarily comprised of amounts billed to clients for services already provided, but which have not yet been collected. Unbilled revenue represents revenue recognized in advance of amounts billed to clients.

Billings in excess of costs incurred and estimated earnings on uncompleted contracts
Billings in excess of costs incurred and estimated earnings on uncompleted contracts
Billings in excess of costs incurred and estimated earnings on uncompleted contracts represent amounts invoiced in excess of revenue recognized.

Allowance for doubtful accounts
Allowance for doubtful accounts
The Company evaluates the probability of collection of accounts receivable and records an allowance for doubtful accounts, which reduces accounts receivable to the amount management reasonably believes will be collected. In determining the amount of the allowance, the following factors are considered: the length of time the receivable has been outstanding, specific knowledge of each customer’s financial condition and historical experience.

Inventories
Inventories
Inventories are carried at the lower of weighted average cost and market, and consist primarily of spare tires, job materials, manufacturing raw materials and finished goods. Finished goods cost includes raw materials, labour and a reasonable allocation of appropriate overhead costs.

Property, plant and equipment and Capitalized interest
Property, plant and equipment
Property, plant and equipment are recorded at cost. Major components of heavy construction equipment in use such as engines and drive trains are recorded separately. Equipment under capital lease is recorded at the present value of minimum lease payments at the inception of the lease. Depreciation is not recorded until an asset is available for use. Depreciation for each category is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and annual rates:

Assets	Basis	Rate
Heavy equipment	Straight-line	Operating hours
Major component parts in use	Straight-line	Operating hours
Other equipment	Straight-line	5 – 10 years
Licensed motor vehicles	Declining balance	30%
Office and computer equipment	Straight-line	4 years
Buildings	Straight-line	10 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term

The costs for periodic repairs and maintenance are expensed to the extent the expenditures serve only to restore the assets to their normal operating condition without enhancing their service potential or extending their useful lives.
k) Capitalized interest
The Company capitalizes interest incurred on debt during the construction of assets for the Company’s own use. The capitalization period covers the duration of the activities required to get the asset ready for its intended use, provided that expenditures for the asset have been made and interest cost incurred. Interest capitalization continues as long as those activities and the incurrence of interest cost continue. The capitalized interest is amortized at the same rate as the respective asset.

Goodwill
Goodwill
Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Goodwill is not amortized but instead is assessed for impairment quarterly or more frequently if events or changes in circumstances indicate that it may be impaired. Goodwill is assigned, as of the date of the business combination, to reporting units that are expected to benefit from the business combination. The Company assesses qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test. If the qualitative assessment results in a determination that goodwill has more-likely-than-not been impaired, the Company performs the two-step goodwill impairment test. In the first step, the carrying amount of the reporting unit, including goodwill, is compared to its fair value. When the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to be impaired and the second step of the impairment test is unnecessary. The second step is carried out when the carrying amount of a reporting unit exceeds its fair value, in which case, the implied fair value of the reporting unit’s goodwill, determined in the same manner as the value of goodwill is determined in a business combination, is compared with its carrying amount to measure the amount of the impairment loss, if any.

Intangible assets
Intangible assets
Intangible assets include:

•	Customer relationships and backlog, which are being amortized over the remaining lives of the related contracts and relationships;

•	trade names, which are being amortized on a straight-line basis over their estimated useful lives of between five and ten years;

•	non-competition agreements, which are being amortized on a straight-line basis between the three and five-year terms of the respective agreements;

•	capitalized computer software and development costs, which are being amortized on a straight-line basis over a maximum period of four years; and

•	patents, which are being amortized on a straight-line basis over estimated useful lives of up to six years.
The Company expenses or capitalizes costs associated with the development of internal-use software as follows:
Preliminary project stage: Both internal and external costs incurred during this stage are expensed as incurred.
Application development stage: Both internal and external costs incurred to purchase and develop computer software are capitalized after the preliminary project stage is completed and management authorizes the computer software project. However, training costs and the process of data conversion from the old system to the new system, which includes purging or cleansing of existing data, reconciliation or balancing of old data to the converted data in the new system, are expensed as incurred.
Post implementation/operation stage: All training costs and maintenance costs incurred during this stage are expensed as incurred.
Costs of upgrades and enhancements are capitalized if the expenditures will result in adding functionality to the software.

Impairment of long-lived assets
Impairment of long-lived assets
Long-lived assets or asset groups held and used including plant, equipment and identifiable intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of an asset or group of assets is less than its carrying amount, it is considered to be impaired. The Company measures the impairment loss as the amount by which the carrying amount of the asset or group of assets exceeds its fair value, which is charged to depreciation or amortization expense. In determining whether an impairment exists, the Company makes assumptions about the future cash flows expected from the use of its long-lived assets, such as: applicable industry performance and prospects; general business and economic conditions that prevail and are expected to prevail; expected growth; maintaining its customer base; and, achieving cost reductions. There can be no assurance that expected future cash flows will be realized, or will be sufficient to recover the carrying amount of long-lived assets. Furthermore, the process of determining fair values is subjective and requires management to exercise judgment in making assumptions about future results, including revenue and cash flow projections and discount rates.

Assets held for sale
Assets held for sale
Long-lived assets are classified as held for sale when certain criteria are met, which include:

•	management, having the authority to approve the action, commits to a plan to sell the assets;

•	the assets are available for immediate sale in their present condition;

•	an active program to locate buyers and other actions to sell the assets have been initiated;

•	the sale of the assets is probable and their transfer is expected to qualify for recognition as a completed sale within one year;

•	the assets are being actively marketed at reasonable prices in relation to their fair value; and

•	it is unlikely that significant changes will be made to the plan to sell the assets or that the plan will be withdrawn.
Assets to be disposed of by sale are reported at the lower of their carrying amount or fair value less costs to sell and are disclosed separately on the Consolidated Balance Sheets. These assets are not depreciated.

Asset retirement obligations
Asset retirement obligations
Asset retirement obligations are legal obligations associated with the retirement of property, plant and equipment that result from their acquisition, lease, construction, development or normal operations. The Company recognizes its contractual obligations for the retirement of certain tangible long-lived assets. The fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of a liability for an asset retirement obligation is the amount at which that liability could be settled in a current transaction between willing parties, that is, other than in a forced or liquidation transaction and, in the absence of observable market transactions, is determined as the present value of expected cash flows. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and then amortized using a systematic and rational method over its estimated useful life. In subsequent reporting periods, the liability is adjusted for the passage of time through an accretion charge and any changes in the amount or timing of the underlying future cash flows are recognized as an additional asset retirement cost.

Foreign currency translation
Foreign currency translation
The functional currency of the Company and the majority of its subsidiaries is Canadian Dollars. Transactions denominated in foreign currencies are recorded at the rate of exchange on the transaction date. Monetary assets and liabilities, denominated in foreign currencies, are translated into Canadian Dollars at the rate of exchange prevailing at the balance sheet date. Foreign exchange gains and losses are included in the determination of earnings.
Accounts of the Company’s US-based subsidiary, which has a US Dollar functional currency, are translated into Canadian Dollars using the current rate method. Assets and liabilities are translated at the rate of exchange in effect at the balance sheet date, and revenue and expense items (including depreciation and amortization) are translated at the average rate of exchange for the period. The resulting unrealized exchange gains and losses from these translation adjustments are included as a separate component of the Consolidated Statement of Changes in Shareholders’ Equity in Accumulated other comprehensive income (loss). The effect of exchange rate changes on cash balances held in foreign currencies is separately reported as part of the reconciliation of the change in cash and cash equivalents for the period.

Fair value measurement
Fair value measurement
Fair value measurements are categorized using a valuation hierarchy for disclosure of the inputs used to measure fair value, which prioritizes the inputs into three broad levels. Fair values included in Level 1 are determined by reference to quoted prices in active markets for identical assets and liabilities. Fair values included in Level 2 include valuations using inputs based on observable market data, either directly or indirectly other than the quoted prices. Level 3 valuations are based on inputs that are not based on observable market data. The classification of a fair value within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Derivative financial instruments
Derivative financial instruments
The Company uses derivative financial instruments to manage financial risks from fluctuations in exchange rates and interest rates. These instruments include cross-currency and interest rate swap agreements as well as embedded price escalation features in revenue and supplier contracts. All such instruments are only used for risk management purposes. The Company does not hold or issue derivative financial instruments for trading or speculative purposes. Derivative financial instruments are subject to standard credit terms and conditions, financial controls, management and risk monitoring procedures. These derivative financial instruments are not designated as hedges for accounting purposes and are recorded at fair value with realized and unrealized gains and losses recognized in the Consolidated Statements of Operations.

Income taxes
Income taxes
The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized based on the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in income in the period of enactment. The Company recognizes the effect of income tax positions only if those positions are more likely than not (greater than 50%) of being sustained. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs. The Company accrues interest and penalties for uncertain tax positions in the period in which these uncertainties are identified. Interest and penalties are included in “General and administrative expenses” in the Consolidated Statements of Operations. A valuation allowance is recorded against any deferred tax asset if it is more likely than not that the asset will not be realized.

Stock-based compensation
Stock-based compensation
The Company has a Share Option Plan which is described in note 24(b). The Company accounts for all stock-based compensation payments that are settled by the issuance of equity instruments at fair value. Compensation cost is measured using the Black-Scholes model at the grant date and is expensed on a straight-line basis over the award’s vesting period, with a corresponding increase to additional paid-in capital. Upon exercise of a stock option, share capital is recorded at the sum of proceeds received and the related amount of additional paid-in capital.
The Company has a Senior Executive Stock Option Plan which is described in note 24(c). This compensation plan allows the option holder the right to settle options in cash. The liability is measured at fair value using the Black-Scholes model at the modification date and subsequently at each period end date. Changes in fair value of the liability are recognized in the Consolidated Statements of Operations.
The Company has a Deferred Performance Share Unit (“DPSU”) Plan which is described in note 24(d). This compensation plan is settled, at the Company’s option, either by the issuance of equity instruments or by cash payment. Compensation cost is measured using the Black-Scholes model at the grant date and is expensed on a straight-line basis over the award’s vesting period, with a corresponding increase to additional paid-in capital. The vesting of awards under the DPSU plan is contingent upon certain performance criteria being achieved. The fair value of each share option grant under the DPSU plan assumes that the relevant performance criteria will be achieved and compensation cost is recorded to the extent that vesting of the award is considered probable. When it is determined that such criteria are not probable of being achieved, no compensation cost is recognized and any previously recognized compensation cost is reversed.
The Company has a Restricted Share Unit (“RSU”) Plan which is described in note 24(e). RSUs are granted effective April 1 of each fiscal year with respect to services to be provided in that fiscal year and the following two fiscal years. The RSUs vest at the end of a three-year term. The Company classifies RSUs as a liability as the Company has the ability and intent to settle the awards in cash. Compensation expense is calculated based on the number of vested shares multiplied by the fair market value of each RSU as determined by the volume weighted average trading price of the Company’s common shares for the five trading days immediately preceding the day on which the fair market value is to be determined. The Company recognizes compensation expense over the three-year term of the RSU in the Consolidated Statements of Operations.
The Company has a Director’s Deferred Stock Unit (“DDSU”) Plan which is described in note 24(f). The DDSU plan enables directors to receive all or a portion of their fee for that fiscal year in the form of deferred stock units. The deferred stock units are settled in cash and are classified as a liability on the Consolidated Balance Sheets. The measurement of the liability and compensation costs for these awards is based on the fair value of the unit and is recorded as a charge to operating income when issued. Subsequent changes in the Company’s payment obligation after issuing the unit and prior to the settlement date are recorded as a charge to operating income in the period such changes occur.
The Company had a Stock Award Plan which is described in note 24(g). The stock awards were settled at the Company’s option, either by the issuance of equity instruments if all necessary shareholder approvals and regulatory approvals are obtained or by cash payment. Compensation cost was measured using the market price of the Company’s common shares at the grant date and was expensed on a straight-line basis over the award’s vesting period, with a corresponding increase to additional paid-in capital.

Net (loss) income per share
Net (loss) income per share
Basic net (loss) income per share is computed by dividing net (loss) income available to common shareholders by the weighted average number of shares outstanding during the year (see note 19(b)). Diluted per share amounts are calculated using the treasury stock method. The treasury stock method increases the diluted weighted average shares outstanding to include additional shares from the assumed exercise of stock options, if dilutive. The number of additional shares is calculated by assuming outstanding in-the-money stock options were exercised and the proceeds from such exercises, including any unamortized stock-based compensation cost, were used to acquire shares of common stock at the average market price during the year.

Leases
Leases
Leases entered into by the Company in which substantially all the benefits and risks of ownership are transferred to the Company are recorded as obligations under capital leases and under the corresponding category of property, plant and equipment. Obligations under capital leases reflect the present value of future lease payments, discounted at an appropriate interest rate, and are reduced by rental payments net of imputed interest. All other leases are classified as operating leases and leasing costs, including any rent holidays, leasehold incentives, and rent concessions, are amortized on a straight-line basis over the lease term.
Certain operating lease and rental agreements provide a maximum hourly usage limit, above which the Company will be required to pay for the over hour usage as a contingent rent expense. These contingent expenses are recognized when the likelihood of exceeding the usage limit is considered probable and are due at the end of the lease term or rental period. The contingent rental expenses are included in “Equipment operating lease expense” in the Consolidated Statements of Operations.

Deferred financing costs
Deferred financing costs
Underwriting, legal and other direct costs incurred in connection with the issuance of debt not measured under the fair value option are presented as deferred financing costs. The deferred financing costs related to the senior notes, debentures and the revolving and term loan facilities are amortized over the term of the related debt using the effective interest method.

Investments in unconsolidated joint ventures or affiliates
Investments in unconsolidated joint ventures or affiliates
Investments in unconsolidated joint ventures or affiliates over which the Company has significant influence including the Company’s investment in Noramac Ventures Inc. are accounted for under the equity method of accounting, whereby the investment is carried at the cost of acquisition, including subsequent capital contributions and loans from the Company, plus the Company’s equity in undistributed earnings or losses since acquisition. Investments in unconsolidated joint ventures are included as investment in and advances to unconsolidated joint venture in the Consolidated Balance Sheets.

Business combinations
Business combinations
The Company accounts for all business combinations using the acquisition method. Acquisition related costs which include finder’s fees, advisory, legal, accounting, valuation, other professional or consulting fees, and administrative costs are expensed as incurred.

Discontinued operations
Discontinued operations
As of March 31, 2013, the Company has divested, or is in the process of divesting, certain of its business operations. These businesses are presented as discontinued operations in the Company's Consolidated Statement of Operations and Comprehensive Loss and, collectively, are included in the line item "Income (loss) from discontinued operations, net of tax" for all periods presented. The cash flows from discontinued operations are included in the "Cash provided by (used in) discontinued operations" section of the Consolidated Statement of Cash Flows for all periods presented. Net assets and net liabilities related to discontinued piling operations are included in the line items "Assets held for sale" and "Liabilities held for sale" on the Consolidated Balance Sheets at March 31, 2013.

Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Schedule of 100% owned subsidiaries of NACHI
These consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, NACGI, North American Fleet Company Ltd., NACG International Inc., North American Construction Holdings Inc. (“NACHI”) and NACG Properties Inc., and the following 100% owned subsidiaries of NACHI:

• North American Caisson Ltd.	• North American Site Development Ltd.
• North American Engineering Inc.	• North American Tailings and Environmental Ltd.
• North American Enterprises Ltd.	• DF Investments Limited
• North American Foundation Engineering Inc.	• Drillco Foundation Co. Ltd.
• North American Maintenance Ltd.	• Cyntech Canada Inc.
• North American Mining Inc.	• Cyntech Services Inc.
• North American Pile Driving Inc.	• Cyntech U.S. Inc.
• North American Services Inc.

Schedule of depreciation of property, plant and equipment
Depreciation for each category is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and annual rates:

Assets	Basis	Rate
Heavy equipment	Straight-line	Operating hours
Major component parts in use	Straight-line	Operating hours
Other equipment	Straight-line	5 – 10 years
Licensed motor vehicles	Declining balance	30%
Office and computer equipment	Straight-line	4 years
Buildings	Straight-line	10 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term

March 31, 2013	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$259,711	$96,046	$163,665
Major component parts in use	58,763	23,512	35,251
Other equipment	25,193	9,970	15,223
Licensed motor vehicles	28,862	22,996	5,866
Office and computer equipment	13,931	11,488	2,443
Buildings	4,015	2,943	1,072
Leasehold improvements	9,512	5,682	3,830
Assets under capital lease	59,160	12,264	46,896
	$459,147	$184,901	$274,246

March 31, 2012	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$347,699	$124,982	$222,717
Major component parts in use	74,444	28,741	45,703
Other equipment	35,736	17,017	18,719
Licensed motor vehicles	27,120	19,775	7,345
Office and computer equipment	13,438	8,977	4,461
Buildings	4,355	3,235	1,120
Land	281	—	281
Leasehold improvements	6,620	2,232	4,388
Assets under capital lease	16,579	8,538	8,041
	$526,272	$213,497	$312,775

Accounts receivable (Tables)	12 Months Ended
Mar. 31, 2013
Receivables [Abstract]
Schedule of accounts receivable
Accounts receivable

	March 31, 2013	March 31, 2012
Accounts receivable – trade	$66,823	$180,917
Accounts receivable – holdbacks	26,628	32,134
Income and other taxes receivable	3,375	—
Accounts receivable – other	3,643	1,288
Allowance for doubtful accounts (note 17(d))	—	(210)
	$100,469	$214,129

Costs incurred and estimated earnings net of billings on uncompleted contracts (Tables)	12 Months Ended
Mar. 31, 2013
Contractors [Abstract]
Schedule of costs in excess of billings on uncompleted contracts

	March 31, 2013	March 31, 2012
Costs incurred and estimated earnings on uncompleted contracts	$512,339	$587,220
Less billings to date	(463,241)	(509,511)
	$49,098	$77,709

Costs incurred and estimated earnings net of billings on uncompleted contracts is presented in the Consolidated Balance Sheets under the following captions:

	March 31, 2013	March 31, 2012
Unbilled revenue	$56,183	$86,859
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(7,085)	(7,514)
	$49,098	$79,345

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories

	March 31, 2013	March 31, 2012
Spare tires	$5,751	$6,620
Job materials	—	2,188
Manufacturing raw materials	—	1,669
Finished goods	—	1,378
	$5,751	$11,855

Prepaid expenses and deposits (Tables)	12 Months Ended
Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and deposits
Prepaid expenses and deposits

Current:
	March 31, 2013	March 31, 2012
Prepaid insurance and property taxes	$793	$1,257
Prepaid lease payments	1,408	4,624
Prepaid interest	297	434
	$2,498	$6,315
Long term:
	March 31, 2013	March 31, 2012
Prepaid lease payments (note 13(a))	$764	$895

Investment in and advances to unconsolidated joint venture (Tables)	12 Months Ended
Mar. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in and advances to unconsolidated joint venture
The condensed financial data for investment in and advances to unconsolidated joint venture is summarized as follows:

		March 31, 2013	March 31, 2012
Current assets		$—	$6,556
Current liabilities		—	10,716
Year ended March 31,	2013	2012	2011
Gross revenues	$1,192	$1,922	$12,196
Gross (profit) loss	(1,192)	(1,922)	2,483
Net (income) loss	(1,192)	(172)	5,440
Equity in (earnings) loss of unconsolidated joint venture	$(596)	$(86)	$2,720

Income taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of differences between tax provision and Federal and Provincial statutory income taxes
Income tax provision differs from the amount that would be computed by applying the Federal and Provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended March 31,	2013	2012	2011
Loss from continuing operations before income taxes	$(37,145)	$(34,618)	$(34,831)
Tax rate	25.12%	26.25%	27.75%
Expected benefit	$(9,331)	$(9,087)	$(9,666)
Increase (decrease) related to:
Impact of enacted future statutory income tax rates	9	151	134
Income tax adjustments and reassessments	82	170	742
Valuation allowance	—	(91)	962
Stock-based compensation	344	(393)	1,443
Non deductible portion of capital losses	—	—	932
Other	60	15	348
Income tax benefit	$(8,836)	$(9,235)	$(5,105)

Schedule of classification of income tax benefit (expense)	Classified as:

Year ended March 31,	2013	2012	2011
Current income tax (benefit) expense	$(2,209)	$(677)	$2,892
Deferred income tax (benefit)	(6,627)	(8,558)	(7,997)
	$(8,836)	$(9,235)	$(5,105)

Schedule of deferred tax assets and liabilities
The deferred tax assets and liabilities are summarized below:

	March 31, 2013	March 31, 2012
Deferred tax assets:
Non-capital losses carried forward	$43,307	$51,614
Derivative financial instruments	1,618	2,296
Billings in excess of costs on uncompleted contracts	1,781	1,887
Capital lease obligations	10,508	2,689
Deferred lease inducements	111	134
Stock-based compensation	1,508	1,402
Other	539	420
	$59,372	$60,442

	March 31, 2013	March 31, 2012
Deferred tax liabilities:
Unbilled revenue and uncertified revenue included in accounts receivable	$7,965	$13,039
Assets held for sale	684	462
Accounts receivable – holdbacks	6,787	8,071
Property, plant and equipment	49,864	52,323
Deferred financing costs	300	224
Intangible assets	8	8
Other	—	173
	$65,608	$74,300
Net deferred income tax liability	$(6,236)	$(13,858)
Classified as:

	March 31, 2013	March 31, 2012
Current asset	$33,694	$2,991
Long term asset	14,673	57,451
Current liability	(13,392)	(21,512)
Long term liability	(41,211)	(52,788)
	$(6,236)	$(13,858)

Schedule of non-capital losses for income tax purposes
At March 31, 2013, the Company has non-capital losses for income tax purposes of $172,372 which predominately expire after 2027.

March 31, 2013
2027	$158
2028	128
2029	13,676
2030	360
2031	41,074
2032	25,357
2033	91,619
$172,372

Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Depreciation for each category is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and annual rates:

Assets	Basis	Rate
Heavy equipment	Straight-line	Operating hours
Major component parts in use	Straight-line	Operating hours
Other equipment	Straight-line	5 – 10 years
Licensed motor vehicles	Declining balance	30%
Office and computer equipment	Straight-line	4 years
Buildings	Straight-line	10 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term

March 31, 2013	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$259,711	$96,046	$163,665
Major component parts in use	58,763	23,512	35,251
Other equipment	25,193	9,970	15,223
Licensed motor vehicles	28,862	22,996	5,866
Office and computer equipment	13,931	11,488	2,443
Buildings	4,015	2,943	1,072
Leasehold improvements	9,512	5,682	3,830
Assets under capital lease	59,160	12,264	46,896
	$459,147	$184,901	$274,246

March 31, 2012	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$347,699	$124,982	$222,717
Major component parts in use	74,444	28,741	45,703
Other equipment	35,736	17,017	18,719
Licensed motor vehicles	27,120	19,775	7,345
Office and computer equipment	13,438	8,977	4,461
Buildings	4,355	3,235	1,120
Land	281	—	281
Leasehold improvements	6,620	2,232	4,388
Assets under capital lease	16,579	8,538	8,041
	$526,272	$213,497	$312,775

Other assets (Tables)	12 Months Ended
Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets
Other assets are as follows:

	March 31, 2013	March 31, 2012
Prepaid lease payments (note 8)	$764	$895
Intangible assets (note 13(b))	8,625	12,866
Deferred financing costs (note 13(c))	4,973	6,141
	$14,362	$19,902

Schedule of intangible assets
Intangible assets

March 31, 2013	Cost	Accumulated Amortization	Net Book Value
Other intangible assets	$350	$328	$22
Internal-use software	21,914	13,311	8,603
	$22,264	$13,639	$8,625

March 31, 2012	Cost	Accumulated Amortization	Net Book Value
Customer relationships and backlog	$4,442	$1,445	$2,997
Other intangible assets	2,364	1,204	1,160
Internal-use software	16,825	9,644	7,181
Patents	2,017	489	1,528
	$25,648	$12,782	$12,866

Schedule of estimated amortization expense for future years	The estimated amortization expense for future years is as follows:

For the year ending March 31,
2014	$3,430
2015	2,612
2016	1,801
2017	782
2018 and thereafter	—
$8,625

Schedule of deferred finance costs
Deferred financing costs

March 31, 2013	Cost	Accumulated Amortization	Net Book Value
Term and Revolving Facilities	$5,861	$5,384	$477
Series 1 Debentures	6,886	2,390	4,496
	$12,747	$7,774	$4,973

March 31, 2012	Cost	Accumulated Amortization	Net Book Value
Term and Revolving Facilities	$5,422	$4,652	$770
Series 1 Debentures	6,886	1,515	5,371
	$12,308	$6,167	$6,141

Accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Payables and Accruals [Abstract]
Schedule of accrued liabilities
Accrued liabilities

	March 31, 2013	March 31, 2012
Accrued interest payable	$9,863	$9,866
Payroll liabilities	19,040	15,228
Liabilities related to equipment leases	687	4,238
Income and other taxes payable	2,892	7,463
	$32,482	$36,795

Long term debt (Tables)	12 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of long term debt
Long term debt is as follows:

Current:
	March 31, 2013	March 31, 2012
Credit facilities (note 16(b))	$9,392	$10,000
Capital lease obligations (note 16(c))	12,017	4,402
	$21,409	$14,402
Long term:
	March 31, 2013	March 31, 2012
Credit facilities (note 16(b))	$35,850	$68,767
Capital lease obligations (note 16(c))	29,805	6,299
Series 1 Debentures (note 16(e))	225,000	225,000
	$290,655	$300,066

Schedule of credit facilities
Credit Facilities

	March 31, 2013	March 31, 2012
Term A Facility	$17,202	$20,950
Term B Facility	5,644	37,496
Total Term Facilities	$22,846	$58,446
Revolving Facility	22,396	20,321
Total credit facilities	$45,242	$78,767
Less: current portion of Term Facilities	(9,392)	(10,000)
	$35,850	$68,767

Schedule of future minimum lease payments due under capital leases
The minimum lease payments due in each of the next five fiscal years are as follows:

2014	$14,442
2015	13,490
2016	12,156
2017	6,887
2018	—
Subtotal:	$46,975
Less: amount representing interest	(5,153)
Present value of minimum lease payments	$41,822
Less: current portion	(12,017)
Long term portion	$29,805

Financial instruments and risk management (Tables)	12 Months Ended
Mar. 31, 2013
Concentration Risk [Line Items]
Schedule of financial instruments with carrying amounts that differ from fair values
Financial instruments with carrying amounts that differ from their fair values are as follows:

	March 31, 2013		March 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Capital lease obligations (i)	$41,822	$37,369	$10,701	$10,657
Series 1 Debentures (ii)	225,000	220,079	225,000	203,624

(i)
The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.

(ii)	The fair value of the Series 1 Debentures is based upon the expected discounted cash flows and the period end market price of similar financial instruments.

Schedule of derivative financial instruments
Financial assets and liabilities measured at fair value net of accrued interest on a recurring basis, all of which are classified as Derivative financial instruments on the Consolidated Balance Sheets are summarized below:

March 31, 2013	Carrying Amount
Embedded price escalation features in certain long term supplier contracts	$6,441
Less: current portion	(4,261)
$2,180

March 31, 2012	Carrying Amount
Embedded price escalation features in certain long term supplier contracts	$9,146
Less: current portion	(3,220)
$5,926

Schedule of unrealized gains and losses on derivative financial instruments
The unrealized gains and losses on derivative financial instruments is comprised as follows:

Year ended March 31,	2013	2012	2011
Unrealized loss on cross-currency and interest rate swaps	$—	$—	$2,111
Unrealized gain on embedded price escalation features in a long term customer construction contract	—	(5,877)	(604)
Unrealized (gain) loss on embedded price escalation features in certain long term supplier contracts	(2,705)	3,495	(3,812)
	$(2,705)	$(2,382)	$(2,305)

Schedule of non-financial assets measured at fair value on a non-recurring basis
Non-financial assets measured at fair value on a non-recurring basis as at March 31, 2013 and March 31, 2012 in the financial statements are summarized below:

	March 31, 2013		March 31, 2012
	Carrying Amount	Change in Fair Value	Carrying Amount	Change in Fair Value
Assets held for sale	$157,464	$(3,346)	$1,841	$(8,748)

Schedule of maximum exposure to credit risk for accounts receivable and unbilled revenue
The Company’s maximum exposure to credit risk for accounts receivable and unbilled revenue is as follows:

	March 31, 2013	March 31, 2012
Trade accounts receivables	$93,451	$213,051
Other receivables	7,018	1,078
Total accounts receivable	$100,469	$214,129
Unbilled revenue	$56,183	$86,859

Schedule of trade receivables aging
Payment terms are generally net 30 days. As at March 31, 2013 and March 31, 2012, trade receivables are aged as follows:

	March 31, 2013	March 31, 2012
Not past due	$76,646	$166,362
Past due 1-30 days	14,203	27,617
Past due 31-60 days	957	8,476
More than 61 days	1,645	10,596
Total	$93,451	$213,051

Schedule of changes to the allowance for uncollectible accounts
The allowance is an estimate of the March 31, 2013 trade receivable balances that are considered uncollectible. Changes to the allowance are as follows:

Year ended March 31,	2013	2012	2011
Opening balance	$210	$30	$1,691
Payments received on provided balances	(1)	—	(682)
Current year allowance	365	180	518
Write-offs	(574)	—	(1,497)
Ending balance	$—	$210	$30

Total revenues
Concentration Risk [Line Items]
Schedule of major customers
The following customers accounted for 10% or more of total revenues:

Year ended March 31,	2013	2012	2011
Customer A	25%	15%	30%
Customer B	23%	23%	10%
Customer C	17%	6%	—
Customer D	8%	10%	13%
Customer E	6%	31%	38%

Accounts receivable and unbilled revenue
Concentration Risk [Line Items]
Schedule of major customers
At March 31, 2013 and March 31, 2012, the following customers represented 10% or more of accounts receivable and unbilled revenue:

	March 31, 2013	March 31, 2012
Customer A	23%	4%
Customer B	20%	31%
Customer C	11%	10%
Customer D	11%	4%
Customer E	8%	11%

Other long term obligations (Tables)	12 Months Ended
Mar. 31, 2013
Other Liabilities Disclosure [Abstract]
Schedule of other long term obligations
Other long term obligations are as follows:

	March 31, 2013	March 31, 2012
Liabilities related to equipment leases	$104	$3,169
Deferred lease inducements (note 18(b))	440	547
Asset retirement obligation (note 18(c))	477	434
Senior executive stock option plan (note 24(c))	925	1,322
Restricted share unit plan (note 24(e))	2,768	3,170
Directors' deferred stock unit plan (note 24(f))	3,106	2,284
	$7,820	$10,926
Less current portion of:
Restricted share unit plan (note 24(e))	(719)	(2,066)
Directors' deferred share unit plan (note 24(f))	(355)	—
	$6,746	$8,860

Schedule of changes in deferred lease inducements

	March 31, 2013	March 31, 2012
Balance, beginning of year	$547	$654
Amortization of deferred lease inducements	(107)	(107)
Balance, end of year	$440	$547

Schedule of changes in asset retirement obligation
The following table presents a continuity of the liability for the asset retirement obligation:

	March 31, 2013	March 31, 2012
Balance, beginning of year	$434	$395
Accretion expense	43	39
Balance, end of year	$477	$434

Shares (Tables)	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Schedule of common shares issued and outstanding
Issued and outstanding:

	Number of Shares	Amount
Voting common shares
Issued and outstanding at March 31, 2010	36,049,276	$303,505
Issued upon exercise of stock options	193,250	963
Transferred from additional paid-in capital on exercise of stock options	—	386
Issued and outstanding at March 31, 2011	36,242,526	$304,854
Issued upon exercise of stock options	8,480	35
Transferred from additional paid-in capital on exercise of stock options	—	19
Issued and outstanding at March 31, 2012 and 2013	36,251,006	$304,908

Schedule of net (loss) income per share
Net (loss) income per share

Year ended March 31,	2013	2012	2011
Net loss from continuing operations	$(28,309)	$(25,383)	$(29,726)
Net income (loss) from discontinued operations	26,846	4,221	(4,924)
Net loss	$(1,463)	$(21,162)	$(34,650)

Weighted average number of common shares (no dilutive effect)	36,251,006	36,249,082	36,119,356

Basic per share information (no dilutive effect)
Net loss from continuing operations	$(0.78)	$(0.70)	$(0.82)
Net income (loss) from discontinued operations	0.74	0.12	(0.14)
Net loss	$(0.04)	$(0.58)	$(0.96)

Commitments (Tables)	12 Months Ended
Mar. 31, 2013
Commitments Disclosure [Abstract]
Schedule of future minimum lease payments for operating leases
The annual future minimum lease payments for heavy equipment, office equipment and premises in respect of operating leases, excluding contingent rentals, for the next five years and thereafter are as follows:

For the year ending March 31,
2014	$25,729
2015	16,928
2016	4,720
2017	2,601
2018 and thereafter	12,081
$62,059

Interest expense (Tables)	12 Months Ended
Mar. 31, 2013
Interest Expense [Abstract]
Schedule of interest expense
Interest expense

Year ended March 31,	2013	2012	2011
Interest on 8 3/4% senior notes and swaps	$—	$—	$1,238
Interest on capital lease obligations	1,925	425	643
Amortization of deferred financing costs	1,607	1,591	1,609
Interest on credit facilities	4,414	4,547	2,992
Interest on Series 1 Debentures	15,230	15,255	15,089
Interest on long term debt	$23,176	$21,818	$21,571
Other interest	567	328	962
	$23,743	$22,146	$22,533

Discontinued operations (Tables)	12 Months Ended
Mar. 31, 2013
Pipeline
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of disposed assets, results of discontinued operations and cashflow impact of discontinued operations
The following table summarizes the book value of the disposed pipeline related assets:

Inventory	$1,254
Property, plant and equipment, gross	17,491
Accumulated depreciation	(5,459)
Pipeline related assets	$13,286
The results of pipeline discontinued operations are summarized as follows:

Year ended March 31,	2013	2012	2011
Revenue	$35,901	$150,504	$85,452
Project costs	36,090	164,278	87,703
Depreciation	196	1,045	550
Gross loss	$(385)	$(14,819)	$(2,801)
General and administrative expenses	1,246	1,371	1,449
Gain on disposal of property, plant and equipment	(375)	—	—
Recovery of previously expensed tools, supplies and equipment parts	(1,095)	—	—
Gain on sale of inventory	(714)	—	—
Operating Income (loss)	$553	$(16,190)	$(4,250)
Interest expense	700	1,050	1,050
Loss before income taxes	$(147)	$(17,240)	$(5,300)
Deferred income tax expense (benefit)	173	(4,282)	(1,389)
Net loss from discontinued operations	$(320)	$(12,958)	$(3,911)
Cash provided by (used in) the pipeline discontinued operations is summarized as follows:

Year ended March 31,	2013	2012	2011
Operating activities	$928	$(16,195)	$(4,750)
Investing activities	11,986	(4,110)	(1,124)
	$12,914	$(20,305)	$(5,874)

Piling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of disposed assets, results of discontinued operations and cashflow impact of discontinued operations
The following table summarizes the book value of the piling related assets classified as held for sale:

Accounts receivable, net	$44,297
Unbilled revenue	9,324
Inventories	7,754
Prepaid expenses	181
Intangible assets	4,220
Property, plant and equipment, gross	83,359
Accumulated depreciation	(29,566)
Goodwill	32,901
Deferred tax assets	2,270
Assets held for sale	$154,740
The following table summarizes the book value of the piling related liabilities classified as held for sale:

Accounts payable	$17,048
Accrued liabilities	23
Billings in excess	3,115
Capital lease obligation	5,927
Deferred tax liabilities	12,733
Liabilities held for sale	$38,846
The results of piling discontinued operations are summarized as follows:

Year ended March 31,	2013	2012	2011
Revenue	$236,459	$185,321	$105,559
Project costs	172,593	136,080	84,175
Equipment operating lease expense	2,315	2,315	1,071
Depreciation	3,592	3,213	3,828
Gross profit	$57,959	$43,713	$16,485
General and administrative expenses	12,451	11,696	9,654
Amortization of intangible assets	1,408	1,415	1,390
Operating income	$44,100	$30,602	$5,441
Interest expense	7,639	7,129	6,408
Income (loss) before income taxes	$36,461	$23,473	$(967)
Deferred income tax expense	9,295	6,294	46
Net income (loss) from discontinued operations	$27,166	$17,179	$(1,013)
Cash provided by (used in) the piling discontinued operations is summarized as follows:

Year ended March 31,	2013	2012	2011
Operating activities	$37,263	$22,370	$16,431
Investing activities	(34,047)	(8,184)	(26,198)
Financing activities	(848)	(337)	—
	$2,368	$13,849	$(9,767)

Stock-based compensation (Tables)	12 Months Ended
Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock-based compensation expenses included in general and administrative expenses
Stock-based compensation expenses included in general and administrative expenses are as follows:

Year ended March 31,	2013	2012	2011
Share option plan (note 24(b))	$1,333	$1,373	$1,455
Senior executive stock option plan (note 24(c))	—	(2,878)	2,878
Deferred performance share unit plan (note 24(d))	—	—	(44)
Restricted share unit plan (note 24(e))	1,275	733	1,603
Directors' deferred stock unit plan (note 24(f))	997	(1,747)	1,484
Stock award plan (note 24(g))	14	256	780
	$3,619	$(2,263)	$8,156

Schedule of stock options activity

	Number of options	Weighted average exercise price $ per share
Outstanding at March 31, 2010	2,250,804	7.84
Granted	260,000	9.77
Exercised(i)	(193,250)	4.98
Forfeited	(120,080)	10.30
Modified(ii)	(550,000)	5.00
Outstanding at March 31, 2011	1,647,474	9.25
Granted	287,700	6.56
Exercised(i)	(8,480)	4.15
Forfeited	(91,900)	10.42
Outstanding at March 31, 2012	1,834,794	8.79
Granted	1,517,400	2.83
Forfeited	(366,472)	9.10
Outstanding at March 31, 2013	2,985,722	5.72

(i)	All stock options exercised resulted in new common shares being issued (note 19(a));

(ii)	550,000 stock options were modified as senior executive stock options on September 22, 2010 (note 24(c)).

Summary of information about stock options outstanding
The following table summarizes information about stock options outstanding at March 31, 2013:

	Options outstanding			Options exercisable
Exercise price	Number	Weighted average remaining life	Weighted average exercise price	Number	Weighted average remaining life	Weighted average exercise price
$2.75	705,600	9.5 years	$2.75	—	—	—
$2.79	750,000	9.2 years	$2.79	—	—	—
$3.69	115,840	6.4 years	$3.69	91,700	6.6 years	$3.69
$4.90	40,000	9 years	$4.90	—	—	—
$5.00	403,982	1.8 years	$5.00	403,982	1.8 years	$5.00
$6.56	188,260	8.1 years	$6.56	42,140	7.4 years	$6.56
$8.28	80,000	6.2 years	$8.28	48,000	6.2 years	$8.28
$8.58	60,000	7.5 years	$8.58	24,000	7.5 years	$8.58
$9.33	125,560	6.5 years	$9.33	79,200	6.6 years	$9.33
$10.13	128,780	7.4 years	$10.13	55,640	7.3 years	$10.13
$13.21	75,000	4.8 years	$13.21	75,000	4.8 years	$13.21
$13.50	194,940	4.6 years	$13.50	194,940	4.6 years	$13.50
$15.37	40,000	5 years	$15.37	40,000	5 years	$15.37
$16.46	50,000	5 years	$16.46	40,000	5 years	$16.46
$16.75	27,760	3.5 years	$16.75	27,760	3.5 years	$16.75
	2,985,722	7.1 years	$5.72	1,122,362	4.2 years	$8.82

Schedule of restricted share unity plan activity

Number of units
Outstanding at March 31, 2010	468,815
Forfeited	(86,339)
Outstanding at March 31, 2011	382,476
Granted	695,086
Settled	(27,850)
Forfeited	(102,022)
Converted from DPSUs (note 24(d))	227,875
Outstanding at March 31, 2012	1,175,565
Granted	625,405
Settled	(345,679)
Forfeited	(364,446)
Outstanding at March 31, 2013	1,090,845

Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to value stock option grants
The fair value of each option granted by the Company was estimated on the grant date using the Black-Scholes option pricing model with the following assumptions:

Year ended March 31,	2013	2012	2011
Number of options granted	1,517,400	287,700	260,000
Weighted average fair value per option granted ($)	1.88	4.38	6.79
Weighted average assumptions:
Dividend yield	Nil %	Nil %	Nil %
Expected volatility	74.52%	75.22%	78.59%
Risk-free interest rate	1.02%	1.32%	2.65%
Expected life (years)	6.4	6.3	6.1

Senior executive stock option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to value stock option grants
The weighted average assumptions used in estimating the fair value of the senior executive stock options as at March 31, 2013 are as follows:

Year ended March 31,	2013	2012	2011
Number of senior executive stock options	550,000	550,000	550,000
Weighted average fair value per option granted ($)	1.68	2.40	9.30
Weighted average assumptions:
Dividend yield	Nil %	Nil %	Nil %
Expected volatility	71.74%	74.99%	76.74%
Risk-free interest rate	0.26%	0.54%	1.77%
Expected life (years)	2.1	3.1	6.1

Deferred performance share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock plan activity

Number of units
Outstanding at March 31, 2010	507,295
Forfeited	(74,776)
Outstanding at March 31, 2011	432,519
Expired	(41,117)
Converted to RSUs (note 24(e))	(391,402)
Outstanding at March 31, 2012 and 2013	—

Directors' deferred share unit plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock plan activity

Number of units
Outstanding at March 31, 2010	263,266
Issued	73,752
Outstanding at March 31, 2011	337,018
Issued	128,248
Outstanding at March 31, 2012	465,266
Issued	266,091
Redeemed	(63,413)
Outstanding at March 31, 2013	667,944

Other information (Tables)	12 Months Ended
Mar. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Schedule of supplemental cash flow information
Supplemental cash flow information

Year ended March 31,	2013	2012	2011
Cash paid during the year for:
Interest, including realized interest on interest rate swap	$29,783	$27,521	$33,559
Income taxes	4,833	1,415	4,149
Cash received during the year for:
Interest	10	1	1,168
Income taxes	518	5,347	2,260

Year ended March 31,	2013	2012	2011
Non-cash transactions:
Acquisition of property, plant and equipment for continuing operations by means of capital leases	$42,229	$6,614	$427
Acquisition of property, plant and equipment for discontinued operations by means of capital leases	6,512	601	—
Additions to assets held for sale	(2,995)	(10,322)	(1,675)
Additions to assets held for sale from discontinued piling operations	(152,470)	—	—
Additions to liabilities held for sale from discontinued piling operations	26,113	—	—
Net increase (decrease) in accounts payable related to purchase of property, plant and equipment	4,294	1,380	(3,879)
Net decrease in current portion of equipment lease liabilities included in accrued liabilities related to the purchase of property, plant and equipment	(1,574)	—	—
Net decrease in long term portion of equipment lease liabilities related to the purchase of property, plant and equipment	(1,712)	—	—
Decrease in property, plant and equipment resulting from reclassification to inventory	(2,219)	—	—
(Decrease) increase in accrued liabilities related to current portion of RSU liability	(1,347)	2,066	—
Increase in accrued liabilities related to current portion of DDSU liability	355	—	—
Change in non-cash working capital related to piling discontinued operations, excluded from non-cash working capital for continuing operations:
Accounts receivable	1,849	17,773	4,277
Unbilled revenue	236	3,082	883
Inventories	3,900	1,026	1,731
Prepaid expenses	(47)	51	5,502
Accounts payable	27,857	(14,135)	(23,444)
Accrued liabilities	103	252	(132)
Billings in excess of costs and earnings	1,207	(2,318)	(997)
Non-cash transactions related to the buyout of contract-related assets during the year ended March 31, 2012:
Disposition of property, plant and equipment related to the buyout of contract-related assets	—	(27,063)	—
Disposition of intangible assets related to the buyout of contract-related assets	—	(1,119)	—
Increase in accounts receivable related to the buyout of contract-related assets	—	66,055	—
Decrease in unbilled revenue related to the buyout of contract-related assets	—	(16,457)	—
Decrease in inventory related to the buyout of contract-related assets	—	(8,483)	—
Increase in accounts payable related to the buyout of contract-related assets	—	12,933	—

Schedule of net change in non-cash working capital
Net change in non-cash working capital

Year ended March 31,	2013	2012	2011
Operating activities:
Accounts receivable, net	$71,212	$(1,819)	$(5,257)
Unbilled revenue	21,588	2,705	(17,354)
Inventories	3,215	(11,577)	(930)
Prepaid expenses and deposits	3,720	3,464	5,810
Accounts payable	(56,792)	56,629	(2,062)
Accrued liabilities	(1,621)	2,167	(5,566)
Long term portion of liabilities related to equipment leases	(1,353)	(9,578)	(2,196)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	3,893	3,192	(607)
	$43,862	$45,183	$(28,162)

Claims revenue (Tables)	12 Months Ended
Mar. 31, 2013
Contractors [Abstract]
Schedule of claims revenue	Claims revenue

Year ended March 31,	2013	2012	2011
Claims revenue recognized	$20,994	$32,612	$2,521
Claims revenue uncollected (classified as unbilled revenue)	18,426	22,393	1,742

Significant Accounting Policies - Revenue Recognition (Details) (Minimum)	12 Months Ended
Mar. 31, 2013
Minimum
Property, Plant and Equipment [Line Items]
Term of contract (less than one year)	1 year

Significant Accounting Policies - Property, Plant and Equipment (Details)	12 Months Ended
Mar. 31, 2013
Other equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Other equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Declining balance depreciation rate	30.00%
Office and computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years

Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Mar. 31, 2013
Trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years
Trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years
Non-competition agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	3 years
Non-competition agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years
Capitalized computer software and development costs
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years
Patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	6 years

Significant Accounting Policies - Stock-based Compensation (Details) (Restricted Share Unit (RSU))	12 Months Ended
Mar. 31, 2013
Restricted Share Unit (RSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award service period	2 years
Award vesting period	3 years
Number of trading days used to determine weighted average trading price of common shares	5 days
Compensation expense recognition period	3 years

Accounts receivable (Details) (CAD)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Receivables [Abstract]
Accounts receivable – trade	66,823,000	180,917,000
Accounts receivable – holdbacks	26,628,000	32,134,000
Income and other taxes receivable	3,375,000	0
Accounts receivable – other	3,643,000	1,288,000
Allowance for doubtful accounts (note 17(d))	0	(210,000)	(30,000)	(1,691,000)
Total accounts receivable	100,469,000	214,129,000
Accounts receivable – holdback percentage	10.00%
Accounts receivable – holdbacks, noncurrent	0	6,038,000

Costs incurred and estimated earnings net of billings on uncompleted contracts (Details) (CAD)	Mar. 31, 2013	Mar. 31, 2012
Costs in excess of billings [Abstract]
Costs incurred and estimated earnings on uncompleted contracts	512,339,000	587,220,000
Less billings to date	(463,241,000)	(509,511,000)
Costs in excess of billings on uncompleted contracts	49,098,000	77,709,000
Contracts receivable [Abstract]
Unbilled revenue	56,183,000	86,859,000
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(7,085,000)	(7,514,000)
Unbilled contracts receivable	49,098,000	79,345,000
Unbilled revenue related to non-custruction activities	0	1,636,000
Long-term unbilled revenue	16,139,000	18,302,000

Inventories (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Abstract]
Spare tires	5,751	6,620
Job materials	0	2,188
Manufacturing raw materials	0	1,669
Finished goods	0	1,378
Total inventories	5,751	11,855

Prepaid expenses and deposits (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current:
Prepaid insurance and property taxes	793	1,257
Prepaid lease payments	1,408	4,624
Prepaid interest	297	434
Prepaid expenses and deposits	2,498	6,315
Long term:
Prepaid lease payments (note 13(a))	764	895

Investment in and advances to unconsolidated joint venture (Details) (CAD)	0 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 25, 2011 joint_venture_partner
Schedule of Equity Method Investments [Line Items]
Proceeds on the wind up of the JV		2,170,000	0	0
Investment in and advances to unconsolidated joint venture		0	1,574,000
Condensed financial data for investment in and advances to unconsolidated joint venture [Abstract]
Equity in (earnings) loss of unconsolidated joint venture (note 9)		(596,000)	(86,000)	2,720,000
Noramac Joint Venture
Schedule of Equity Method Investments [Line Items]
Proportionate interest in Noramac Joint Venture (percent)					50.00%
Ownership interest in Noramac Ventures (percent)					49.00%
Number of joint venture partners					2
Proceeds on the wind up of the JV	2,170,000
Investment in and advances to unconsolidated joint venture		0	1,574,000
Condensed financial data for investment in and advances to unconsolidated joint venture [Abstract]
Current assets		0	6,556,000
Current liabilities		0	10,716,000
Gross revenues		1,192,000	1,922,000	12,196,000
Gross (profit) loss		(1,192,000)	(1,922,000)	2,483,000
Net (income) loss		(1,192,000)	(172,000)	5,440,000
Equity in (earnings) loss of unconsolidated joint venture (note 9)		(596,000)	(86,000)	2,720,000

Assets held for sale (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Long Lived Assets Held-for-sale [Line Items]
Loss (gain) on disposal of assets held for sale	98	(466)	825
Assets held for sale	157,464	1,841
Heavy equipment
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	2,724	1,841
Piling assets
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	154,740
Depreciation Expense [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment of assets held for sale	3,346	8,748	141

Income taxes (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 provincial_jurisdiction	Mar. 31, 2012	Mar. 31, 2011
Operating Loss Carryforwards [Line Items]
Loss from continuing operations before income taxes	(37,145)	(34,618)	(34,831)
Tax rate	25.12%	26.25%	27.75%
Expected benefit	(9,331)	(9,087)	(9,666)
Increase (decrease) related to:
Impact of enacted future statutory income tax rates	9	151	134
Income tax adjustments and reassessments	82	170	742
Valuation allowance	0	(91)	962
Stock-based compensation	344	(393)	1,443
Non deductible portion of capital losses	0	0	932
Other	60	15	348
Income tax benefit	(8,836)	(9,235)	(5,105)
Current income tax (benefit) expense	(2,209)	(677)	2,892
Deferred income tax (benefit) (note 11)	(6,627)	(8,558)	(7,997)
Deferred tax assets:
Non-capital losses carried forward	43,307	51,614
Derivative financial instruments	1,618	2,296
Billings in excess of costs on uncompleted contracts	1,781	1,887
Capital lease obligations	10,508	2,689
Deferred lease inducements	111	134
Stock-based compensation	1,508	1,402
Other	539	420
Total deferred tax assets	59,372	60,442
Deferred tax liabilities:
Unbilled revenue and uncertified revenue included in accounts receivable	7,965	13,039
Assets held for sale	684	462
Accounts receivable – holdbacks	6,787	8,071
Property, plant and equipment	49,864	52,323
Deferred financing costs	300	224
Intangible assets	8	8
Other	0	173
Total deferred tax liabilities	65,608	74,300
Net deferred income tax liability	(6,236)	(13,858)
Net deferred tax liability classification
Current asset	33,694	2,991
Long term asset	14,673	57,451
Current liability	(13,392)	(21,512)
Long term liability	(41,211)	(52,788)
Net deferred income tax liability	(6,236)	(13,858)
Number of provincial jurisdictions	5
Operating loss carryforwards	172,372
2027
Net deferred tax liability classification
Operating loss carryforwards	158
2028
Net deferred tax liability classification
Operating loss carryforwards	128
2029
Net deferred tax liability classification
Operating loss carryforwards	13,676
2030
Net deferred tax liability classification
Operating loss carryforwards	360
2031
Net deferred tax liability classification
Operating loss carryforwards	41,074
2032
Net deferred tax liability classification
Operating loss carryforwards	25,357
2033
Net deferred tax liability classification
Operating loss carryforwards	91,619
Capital loss carryforward
Net deferred tax liability classification
Valuation Allowance, Amount	962	962	962

Property, plant and equipment (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	459,147	526,272
Accumulated Deprecation	184,901	213,497
Net Book Value	274,246	312,775
Acquisition of property, plant and equipment for continuing operations by means of capital leases	42,229	7,215	427
Heavy equipment
Property, Plant and Equipment [Line Items]
Cost	259,711	347,699
Accumulated Deprecation	96,046	124,982
Net Book Value	163,665	222,717
Major component parts in use
Property, Plant and Equipment [Line Items]
Cost	58,763	74,444
Accumulated Deprecation	23,512	28,741
Net Book Value	35,251	45,703
Other equipment
Property, Plant and Equipment [Line Items]
Cost	25,193	35,736
Accumulated Deprecation	9,970	17,017
Net Book Value	15,223	18,719
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Cost	28,862	27,120
Accumulated Deprecation	22,996	19,775
Net Book Value	5,866	7,345
Office and computer equipment
Property, Plant and Equipment [Line Items]
Cost	13,931	13,438
Accumulated Deprecation	11,488	8,977
Net Book Value	2,443	4,461
Buildings
Property, Plant and Equipment [Line Items]
Cost	4,015	4,355
Accumulated Deprecation	2,943	3,235
Net Book Value	1,072	1,120
Land
Property, Plant and Equipment [Line Items]
Cost		281
Accumulated Deprecation		0
Net Book Value		281
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	9,512	6,620
Accumulated Deprecation	5,682	2,232
Net Book Value	3,830	4,388
Assets under capital lease
Property, Plant and Equipment [Line Items]
Cost	59,160	16,579
Accumulated Deprecation	12,264	8,538
Net Book Value	46,896	8,041
Depreciation expense	8,554	1,935	2,535

Other assets (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid lease payments (note 13(a))	764	895
Intangible assets (note 13(b))	8,625	12,866
Deferred financing costs (note 13(c))	4,973	6,141
Total other assets, noncurrent	14,362	19,902

Other assets - Intangible assets (Details) (CAD)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	22,264,000	25,648,000
Accumulated Amortization	13,639,000	12,782,000
Net Book Value	8,625,000	12,866,000
Internally developed computer software capitalized during the period	5,081,000	3,537,000	4,748,000
Amortization of intangible assets	3,694,000	4,287,000	2,150,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	3,430,000
2015	2,612,000
2016	1,801,000
2017	782,000
2018 and thereafter	0
Net Book Value	8,625,000	12,866,000
Customer relationships and backlog
Finite-Lived Intangible Assets [Line Items]
Cost		4,442,000
Accumulated Amortization		1,445,000
Net Book Value		2,997,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net Book Value		2,997,000
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Cost	350,000	2,364,000
Accumulated Amortization	328,000	1,204,000
Net Book Value	22,000	1,160,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net Book Value	22,000	1,160,000
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Cost	21,914,000	16,825,000
Accumulated Amortization	13,311,000	9,644,000
Net Book Value	8,603,000	7,181,000
Impairment of intangible assets	0	249,000	0
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net Book Value	8,603,000	7,181,000
Patents
Finite-Lived Intangible Assets [Line Items]
Cost		2,017,000
Accumulated Amortization		489,000
Net Book Value		1,528,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net Book Value		1,528,000

Other assets - Deferred financing costs (Details) (CAD)	12 Months Ended													0 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Interest expense	Mar. 31, 2012 Interest expense	Mar. 31, 2011 Interest expense	Mar. 31, 2013 Term and Revolving Facilities Credit facilities	Mar. 31, 2012 Term and Revolving Facilities Credit facilities	Mar. 31, 2011 Term and Revolving Facilities Credit facilities	Mar. 31, 2013 Series 1 Debentures Corporate debentures	Mar. 31, 2012 Series 1 Debentures Corporate debentures	Mar. 31, 2011 Series 1 Debentures Corporate debentures	Apr. 07, 2010 Series 1 Debentures Corporate debentures	Apr. 28, 2010 8.75% senior notes Senior notes	Mar. 31, 2013 8.75% senior notes Senior notes	Nov. 26, 2003 8.75% senior notes Senior notes	Apr. 25, 2010 8.75% senior notes Senior notes Interest expense
Deferred financing costs [Abstract]
Cost	12,747,000	12,308,000					5,861,000	5,422,000		6,886,000	6,886,000
Accumulated Amortization	7,774,000	6,167,000					5,384,000	4,652,000		2,390,000	1,515,000
Net Book Value	4,973,000	6,141,000					477,000	770,000		4,496,000	5,371,000
Financing fees incurred in connection with debt modification							439,000	60,000	1,034,000
Financing fees incurred in connection with debt issuance										0	0	5,846,000
Amortization of deferred financing costs	1,607,000	1,591,000	1,609,000	1,607,000	1,591,000	1,609,000											183,000
Stated interest rate on long term debt													9.13%		8.75%	8.75%
Unamortized deferred financing costs expensed upon redemption of notes														4,324,000

Accrued liabilities (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Payables and Accruals [Abstract]
Accrued interest payable	9,863	9,866
Payroll liabilities	19,040	15,228
Liabilities related to equipment leases	687	4,238
Income and other taxes payable	2,892	7,463
Accrued liabilities	32,482	36,795

Long term debt (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long-term Debt, Current Maturities [Abstract]
Long term debt, current	21,409	14,402
Long-term Debt, Excluding Current Maturities [Abstract]
Long term debt noncurrent	290,655	300,066
Term and Revolving Facilities
Long-term Debt, Current Maturities [Abstract]
Long term debt, current	9,392	10,000
Long-term Debt, Excluding Current Maturities [Abstract]
Long term debt noncurrent	35,850	68,767
Capital lease obligations
Long-term Debt, Current Maturities [Abstract]
Long term debt, current	12,017	4,402
Long-term Debt, Excluding Current Maturities [Abstract]
Long term debt noncurrent	29,805	6,299
Corporate debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Long term debt noncurrent	225,000	225,000

Long term debt - Credit facilities (Details) (CAD)	0 Months Ended	6 Months Ended		12 Months Ended
	Sep. 28, 2012	Mar. 31, 2013	Sep. 28, 2012	Mar. 31, 2013	Mar. 31, 2012
Line of Credit Facility [Abstract]
Credit facilities		45,242,000		45,242,000	78,767,000
Less: current portion of Term Facilities		(9,392,000)		(9,392,000)	(10,000,000)
Credit facilities, noncurrent amount outstanding		35,850,000		35,850,000	68,767,000
Planned conversion of existing operating leases into capital leases (up to $50.0 million)				50,000,000
Credit facilities
Line of Credit Facility [Abstract]
Credit facilities		22,846,000		22,846,000	58,446,000
Outstanding borrowings under credit facilities		22,800,000		22,800,000	58,400,000
Extension period of credit agreement	1 year
Term Facilities required scheduled principal repayments				2,500,000
Capital leasing capacity under debt covenants		75,000,000	30,000,000
Revolving Facility
Line of Credit Facility [Abstract]
Credit facilities		22,396,000		22,396,000	20,321,000
Outstanding borrowings under credit facilities		22,400,000		22,400,000	20,300,000
Unused borrowing availability under the Revolving Facility		59,400,000		59,400,000
Letters of credit
Line of Credit Facility [Abstract]
Outstanding borrowings under credit facilities		3,200,000		3,200,000	15,000,000
Term and Revolving Facilities
Line of Credit Facility [Abstract]
Weighted average interest rate on credit facilities		7.62%		7.62%
Term A Facility | Credit facilities
Line of Credit Facility [Abstract]
Credit facilities		17,202,000		17,202,000	20,950,000
Per cent of net proceeds from subsequent asset sales to reduce existing Term A Facility				50.00%
Term Facilities required scheduled principal repayments				900,000
Term B Facility | Credit facilities
Line of Credit Facility [Abstract]
Credit facilities		5,644,000		5,644,000	37,496,000
Net proceeds from assets sales applied against the Term B Facility				10,200,000
Net proceeds from the sale of pipeline related assets applied against the Term B Facility				15,400,000
Term Facilities required scheduled principal repayments				1,600,000

Long term debt - Capital lease obligations (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013
Debt Disclosure [Abstract]
2014	14,442
2015	13,490
2016	12,156
2017	6,887
2018	0
Subtotal:	46,975
Less: amount representing interest	(5,153)
Present value of minimum lease payments	41,822
Less: current portion	(12,017)
Long term portion	29,805

Long term debt - Notes payable (Details)	12 Months Ended			0 Months Ended						12 Months Ended
	Mar. 31, 2013 CAD	Mar. 31, 2012 CAD	Mar. 31, 2011 CAD	Apr. 28, 2010 8.75% senior notes Senior notes CAD	Apr. 28, 2010 Senior notes 8.75% senior notes CAD	Mar. 31, 2013 Senior notes 8.75% senior notes	Nov. 26, 2003 Senior notes 8.75% senior notes USD ($)	Nov. 26, 2003 Senior notes 8.75% senior notes CAD	Apr. 07, 2010 Corporate debentures Series 1 Debentures CAD	Mar. 31, 2013 Corporate debentures Series 1 Debentures On or after April 7, 2014	Mar. 31, 2013 Corporate debentures Series 1 Debentures On or after April 7, 2015	Mar. 31, 2013 Corporate debentures Series 1 Debentures On or after April 7, 2016
Debt Instrument [Line Items]
Face amount of long term debt							$ 200,000,000	263,000,000	225,000,000
Redemption amount of senior notes				202,410,000
Loss on debt extinguishment	0	0	4,346,000	4,346,000
Write off of deferred financing costs				4,324,000	4,324,000
Stated interest rate on long term debt						8.75%	8.75%	8.75%	9.13%
Redemption price as a percentage of the principal amount										103.04%	101.52%	100.00%
Redemption premium upon a change of control									101.00%

Financial instruments and risk management - Financial instruments (Details) (CAD)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Carrying Amount
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	41,822,000	[1]	10,701,000	[1]
Series 1 Debentures	225,000,000	[2]	225,000,000	[2]
Fair Value
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Capital lease obligations	37,369,000	[1]	10,657,000	[1]
Series 1 Debentures	220,079,000	[2]	203,624,000	[2]
Credit facilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding balance, long-term debt	45,200,000		78,800,000
Change in annual interest expense as a result of 100 basis point change to interest rates	500,000

[1]	The fair values of amounts due under capital leases are based on management estimates which are determined by discounting cash flows required under the instruments at the interest rates currently estimated to be available for instruments with similar terms.
[2]	The fair value of the Series 1 Debentures is based upon the expected discounted cash flows and the period end market price of similar financial instruments.

Financial instruments and risk management - Derivatives (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Apr. 08, 2010 8.75% senior notes Senior notes	Mar. 31, 2013 8.75% senior notes Senior notes	Nov. 26, 2003 8.75% senior notes Senior notes	Mar. 31, 2013 Not designated as hedging instrument	Mar. 31, 2012 Not designated as hedging instrument	Mar. 31, 2011 Not designated as hedging instrument	Mar. 31, 2013 Not designated as hedging instrument Cross-currency and interest rate swaps	Mar. 31, 2012 Not designated as hedging instrument Cross-currency and interest rate swaps	Mar. 31, 2011 Not designated as hedging instrument Cross-currency and interest rate swaps	Mar. 31, 2013 Not designated as hedging instrument Supplier contracts Embedded price escalation features	Mar. 31, 2012 Not designated as hedging instrument Supplier contracts Embedded price escalation features	Mar. 31, 2011 Not designated as hedging instrument Supplier contracts Embedded price escalation features	Mar. 31, 2013 Not designated as hedging instrument Construction contracts Embedded price escalation features	Mar. 31, 2012 Not designated as hedging instrument Construction contracts Embedded price escalation features	Mar. 31, 2011 Not designated as hedging instrument Construction contracts Embedded price escalation features	Mar. 31, 2013 Not designated as hedging instrument Level 2 Measured on recurring basis Supplier contracts Embedded price escalation features	Mar. 31, 2012 Not designated as hedging instrument Level 2 Measured on recurring basis Supplier contracts Embedded price escalation features
Derivative Liabilities [Abstract]
Derivative Liabilities																			6,441	9,146
Derivative Liabilities, Current	(4,261)	(3,220)																	(4,261)	(3,220)
Derivative Liabilities, Noncurrent	2,180	5,926																	2,180	5,926
Settlement amount of the cross-currency and interest rate swaps	0	0	91,125	91,125
Stated interest rate on long term debt					8.75%	8.75%
Unrealized Gain (Loss) on Derivatives and Commodity Contracts [Abstract]
Unrealized Gain (Loss) on Derivatives	(2,705)	(2,382)	(2,305)				2,705	2,382	2,305	0	0	2,111	(2,705)	3,495	(3,812)	0	(5,877)	(604)

Financial instruments and risk management - Assets held-for-sale (Details) (Non-recurring basis, Level 3, CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	157,464	1,841
Change in Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	(3,346)	(8,748)

Financial instruments and risk management - Risk management (Details)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Concentration Risk [Line Items]
General payment terms	30 days
Trade accounts receivables | Geographic concentration risk | Western Canada
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	95.00%
Customer A | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	25.00%	15.00%	30.00%
Customer A | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%	4.00%
Customer B | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%	23.00%	10.00%
Customer B | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	31.00%
Customer C | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	17.00%	6.00%	0.00%
Customer C | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	10.00%
Customer D | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	10.00%	13.00%
Customer D | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	4.00%
Customer E | Total revenues | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	6.00%	31.00%	38.00%
Customer E | Accounts receivable and unbilled revenue | Major customers
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	11.00%

Financial instruments and risk management - Maximum credit exposure (Details) (CAD) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Unbilled revenue	56,183	86,859
Maximum exposure to credit risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Trade accounts receivables	93,451	213,051
Other receivables	7,018	1,078
Total accounts receivable	100,469	214,129
Unbilled revenue	56,183	86,859

Financial instruments and risk management - Trade receivables (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fair Value Disclosures [Abstract]
Not past due	76,646	166,362
Past due 1-30 days	14,203	27,617
Past due 31-60 days	957	8,476
More than 61 days	1,645	10,596
Total	93,451	213,051
Percentage of allowance for doubtful accounts that are more than 61 days past due	100.00%
Allowance for Doubtful Accounts Receivable [Roll Forward]
Opening balance	210	30	1,691
Payments received on provided balances	(1)	0	(682)
Current year allowance	365	180	518
Write-offs	(574)	0	(1,497)
Ending balance	0	210	30

Other long term obligations (Details) (CAD)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Other Liabilities, Noncurrent [Abstract]
Liabilities related to equipment leases	104,000	3,169,000
Deferred lease inducements (note 18(b))	440,000	547,000
Asset retirement obligation (note 18(c))	477,000	434,000	395,000
Other obligations, current and noncurrent	7,820,000	10,926,000
Less current portion of:
Other obligations, noncurrent portion	6,746,000	8,860,000
Lease Incentive, Payable [Roll Forward]
Balance, beginning of year	547,000	654,000
Amortization of deferred lease inducements	(107,000)	(107,000)
Balance, end of year	440,000	547,000	654,000
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, beginning of year	434,000	395,000
Accretion expense	43,000	39,000	35,000
Balance, end of year	477,000	434,000	395,000
Estimated undiscounted cash flows required to settle obligation	1,084,000	1,084,000
Credit adjusted risk-free rate assumed in measuring the asset retirement obligation	9.42%
Stock options | Senior executive stock option plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	925,000	1,322,000
Restricted share units (RSUs) | Restricted share unit plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	2,768,000	3,170,000
Less current portion of:
Deferred compensation plans, current	(719,000)	(2,066,000)
Deferred stock units (DSUs) | Directors' deferred share unit plan
Other Liabilities, Noncurrent [Abstract]
Deferred compensation plans	3,106,000	2,284,000
Less current portion of:
Deferred compensation plans, current	(355,000)	0

Shares - Common stock issued and outstanding (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (shares)	36,251,006	36,242,526	36,049,276
Beginning balance, issued (shares)	36,251,006	36,242,526	36,049,276
Beginning balance, outstanding	304,908	304,854	303,505
Beginning balance, issued	304,908	304,854	303,505
Issued upon exercise of stock options (shares)		8,480	193,250
Issued upon exercise of stock options		35	963
Transferred from additional paid-in capital on exercise of stock options		19	386
Ending balance, outstanding (shares)	36,251,006	36,251,006	36,242,526
Ending balance, issued (shares)	36,251,006	36,251,006	36,242,526
Ending balance, outstanding	304,908	304,908	304,854
Ending balance, issued	304,908	304,908	304,854
Earnings Per Share [Abstract]
Net loss from continuing operations	(28,309)	(25,383)	(29,726)
Net income (loss) from discontinued operations	26,846	4,221	(4,924)
Net loss	(1,463)	(21,162)	(34,650)
Weighted average number of common shares (no dilutive effect)	36,251,006	36,249,082	36,119,356
Basic per share information (no dilutive effect)
Net loss from continuing operations	(0.78)	(0.7)	(0.82)
Net income (loss) from discontinued operations	0.74	0.12	(0.14)
Net loss	(0.04)	(0.58)	(0.96)

Shares - Antidilutive securities (Details)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive awards not considered in computing diluted earnings per share	2,985,722	1,834,794	1,647,474
Stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive awards not considered in computing diluted earnings per share		50,000	75,591
Deferred performance share units (DPSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive awards not considered in computing diluted earnings per share			150,000

Commitments (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	25,729
2015	16,928
2016	4,720
2017	2,601
2018 and thereafter	12,081
Total future minimum lease payments for operating leases	62,059
Contingent rentals on operating leases	(800)	(8,449)	1,881

Interest expense (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	1,607	1,591	1,609
Interest on long term debt	23,176	21,818	21,571
Other interest	567	328	962
Total interest expense, net	23,743	22,146	22,533
Senior notes and swaps | 8.75% senior notes
Schedule of Interest Expense [Line Items]
Interest on long term debt	0	0	1,238
Capital lease obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	1,925	425	643
Credit facilities
Schedule of Interest Expense [Line Items]
Interest on long term debt	4,414	4,547	2,992
Corporate debentures | Series 1 Debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	15,230	15,255	15,089

Discontinued operations (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended
	Mar. 31, 2013 reportable_segment	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Pipeline	Mar. 31, 2012 Pipeline	Mar. 31, 2011 Pipeline	Nov. 22, 2012 Pipeline	Mar. 31, 2013 Piling	Mar. 31, 2012 Piling	Mar. 31, 2011 Piling	Jun. 30, 2013 Piling
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of reportable business segments	2
Total consideration received upon disposal							16,250				227,500
Selling costs of disposal group							781
Net proceeds of disposal group							15,469
Book value of disposed assets
Accounts receivable, net								44,297
Unbilled revenue								9,324
Inventory							1,254	7,754
Prepaid expenses								181
Intangible assets								4,220
Property, plant and equipment, gross							17,491	83,359
Accumulated depreciation							(5,459)	(29,566)
Goodwill								32,901
Deferred tax assets								2,270
Pipeline related assets							13,286
Assets held for sale								154,740
Results of discontinued operations
Revenue				35,901	150,504	85,452		236,459	185,321	105,559
Project costs				36,090	164,278	87,703		172,593	136,080	84,175
Equipment operating lease expense								2,315	2,315	1,071
Depreciation				196	1,045	550		3,592	3,213	3,828
Gross profit (loss)				(385)	(14,819)	(2,801)		57,959	43,713	16,485
General and administrative expenses				1,246	1,371	1,449		12,451	11,696	9,654
Amortization of intangible assets								1,408	1,415	1,390
Gain on disposal of property, plant and equipment				(375)	0	0
Recovery of previously expensed tools, supplies and equipment parts				(1,095)	0	0
Gain on sale of inventory				(714)	0	0
Operating Income (loss)				553	(16,190)	(4,250)		44,100	30,602	5,441
Interest expense				700	1,050	1,050		7,639	7,129	6,408
Loss before income taxes				(147)	(17,240)	(5,300)		36,461	23,473	(967)
Deferred income tax expense (benefit)				173	(4,282)	(1,389)		9,295	6,294	46
Net loss from discontinued operations				(320)	(12,958)	(3,911)		27,166	17,179	(1,013)
Cash provided by (used in) the discontinued operations
Operating activities	38,191	6,175	11,681	928	(16,195)	(4,750)		37,263	22,370	16,431
Investing activities	(22,061)	(12,294)	(27,322)	11,986	(4,110)	(1,124)		(34,047)	(8,184)	(26,198)
Financing activities	(848)	(337)	0					(848)	(337)	0
Total cash provided by (used in) discontinued operations	15,282	(6,456)	(15,641)	12,914	(20,305)	(5,874)		2,368	13,849	(9,767)
Additional entitlement contingent on purchaser achieving profit milestones from assets sold											92,500
Additional entitlement contingency period											3 years
Book value of disposed liabilities
Accounts payable								17,048
Accrued liabilities								23
Billings in excess								3,115
Capital lease obligation								5,927
Deferred tax liabilities								12,733
Liabilities held for sale	38,846	0						38,846

Stock-based compensation - Stock-based compensation expenses (Details) (General and administrative expenses, CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	3,619	(2,263)	8,156
Share option plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	1,333	1,373	1,455
Senior executive stock option plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	0	(2,878)	2,878
Deferred performance share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	0	0	(44)
Restricted share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	1,275	733	1,603
Directors' deferred share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	997	(1,747)	1,484
Stock award plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	14	256	780

Stock-based compensation - Plan activity (Details) (CAD)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised (options)		(8,480)		(193,250)
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (options)	1,834,794	1,647,474		2,250,804
Granted (options)	1,517,400	287,700		260,000
Exercised (options)		(8,480)	[1]	(193,250)	[1]
Forfeited (options)	(366,472)	(91,900)		(120,080)
Modified (options)				(550,000)	[2]
Ending balance (options)	2,985,722	1,834,794		1,647,474
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance (CAD per share)	8.79	9.25		7.84
Granted (CAD per share)	2.83	6.56		9.77
Exercised (CAD per share)		4.15	[1]	4.98	[1]
Forfeited (CAD per share)	9.1	10.42		10.3
Modified (CAD per share)				5	[2]
Ending balance (CAD per share)	5.72	8.79		9.25
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted average fair value per option granted (CAD per share)	1.88	4.38		6.79
Share option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Dividend yield	0.00%	0.00%		0.00%
Expected volatility	74.52%	75.22%		78.59%
Risk-free interest rate	1.02%	1.32%		2.65%
Expected life (years)	6 years 4 months 24 days	6 years 3 months 18 days		6 years 1 month 6 days
Senior executive stock option plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted (options)	550,000	550,000		550,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted average fair value per option granted (CAD per share)	1.68	2.4		9.3
Senior executive stock option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Dividend yield	0.00%	0.00%		0.00%
Expected volatility	71.74%	74.99%		76.74%
Risk-free interest rate	0.26%	0.54%		1.77%
Expected life (years)	2 years 1 month 6 days	3 years 1 month 10 days		6 years 1 month 6 days
Deferred performance share unit plan
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Ending balance (options)	0
Deferred performance share unit plan | Deferred performance share units (DPSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)		432,519		507,295
Forfeited (units)				(74,776)
Expired (units)		(41,117)
Converted to (units)		(391,402)
Ending balance (units)		0		432,519
Restricted share unit plan | Restricted share units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	1,175,565	382,476		468,815
Granted (units)	625,405	695,086
Settled (units)	(345,679)	(27,850)
Forfeited (units)	(364,446)	(102,022)		(86,339)
Converted from (units)		227,875
Ending balance (units)	1,090,845	1,175,565		382,476
Directors' deferred share unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (units)	465,266	337,018		263,266
Granted (units)	266,091	128,248		73,752
Settled (units)	(63,413)	0
Ending balance (units)	667,944	465,266		337,018

[1]	All stock options exercised resulted in new common shares being issued (note 19(a))
[2]	550,000 stock options were modified as senior executive stock options on September 22, 2010 (note 24(c))

Stock-based compensation - Options by exercise price range (Details) (Share option plan, CAD)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options outstanding	2,985,722
Options outstanding, weighted average remaining life	7 years 1 month 6 days	6 years 3 months 18 days
Options outstanding, weighted average exercise price	5.72
Number of options exercisable	1,122,362	1,031,774
Options exercisable, weighted average remaining life	4 years 2 months 12 days
Options exercisable, weighted average exercise price	8.82	8.82
$2.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	2.75
Number of options outstanding	705,600
Options outstanding, weighted average remaining life	9 years 6 months
Options outstanding, weighted average exercise price	2.75
Number of options exercisable	0
Options exercisable, weighted average remaining life	0 years
Options exercisable, weighted average exercise price	0
$2.79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	2.79
Number of options outstanding	750,000
Options outstanding, weighted average remaining life	9 years 2 months 12 days
Options outstanding, weighted average exercise price	2.79
Number of options exercisable	0
Options exercisable, weighted average remaining life	0 years
Options exercisable, weighted average exercise price	0
$3.69
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	3.69
Number of options outstanding	115,840
Options outstanding, weighted average remaining life	6 years 4 months 24 days
Options outstanding, weighted average exercise price	3.69
Number of options exercisable	91,700
Options exercisable, weighted average remaining life	6 years 7 months 6 days
Options exercisable, weighted average exercise price	3.69
$4.90
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	4.9
Number of options outstanding	40,000
Options outstanding, weighted average remaining life	9 years
Options outstanding, weighted average exercise price	4.9
Number of options exercisable	0
Options exercisable, weighted average remaining life	0 years
Options exercisable, weighted average exercise price	0
$5.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	5
Number of options outstanding	403,982
Options outstanding, weighted average remaining life	1 year 9 months 18 days
Options outstanding, weighted average exercise price	5
Number of options exercisable	403,982
Options exercisable, weighted average remaining life	1 year 9 months 18 days
Options exercisable, weighted average exercise price	5
$6.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	6.56
Number of options outstanding	188,260
Options outstanding, weighted average remaining life	8 years 1 month 6 days
Options outstanding, weighted average exercise price	6.56
Number of options exercisable	42,140
Options exercisable, weighted average remaining life	7 years 4 months 24 days
Options exercisable, weighted average exercise price	6.56
$8.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	8.28
Number of options outstanding	80,000
Options outstanding, weighted average remaining life	6 years 2 months 12 days
Options outstanding, weighted average exercise price	8.28
Number of options exercisable	48,000
Options exercisable, weighted average remaining life	6 years 2 months 12 days
Options exercisable, weighted average exercise price	8.28
$8.58
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	8.58
Number of options outstanding	60,000
Options outstanding, weighted average remaining life	7 years 6 months
Options outstanding, weighted average exercise price	8.58
Number of options exercisable	24,000
Options exercisable, weighted average remaining life	7 years 6 months
Options exercisable, weighted average exercise price	8.58
$9.33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	9.33
Number of options outstanding	125,560
Options outstanding, weighted average remaining life	6 years 6 months
Options outstanding, weighted average exercise price	9.33
Number of options exercisable	79,200
Options exercisable, weighted average remaining life	6 years 7 months 6 days
Options exercisable, weighted average exercise price	9.33
$10.21
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	10.13
Number of options outstanding	128,780
Options outstanding, weighted average remaining life	7 years 4 months 24 days
Options outstanding, weighted average exercise price	10.13
Number of options exercisable	55,640
Options exercisable, weighted average remaining life	7 years 3 months 18 days
Options exercisable, weighted average exercise price	10.13
$13.21
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	13.21
Number of options outstanding	75,000
Options outstanding, weighted average remaining life	4 years 9 months 18 days
Options outstanding, weighted average exercise price	13.21
Number of options exercisable	75,000
Options exercisable, weighted average remaining life	4 years 9 months 18 days
Options exercisable, weighted average exercise price	13.21
$13.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	13.5
Number of options outstanding	194,940
Options outstanding, weighted average remaining life	4 years 7 months 6 days
Options outstanding, weighted average exercise price	13.5
Number of options exercisable	194,940
Options exercisable, weighted average remaining life	4 years 7 months 6 days
Options exercisable, weighted average exercise price	13.5
$15.37
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	15.37
Number of options outstanding	40,000
Options outstanding, weighted average remaining life	5 years
Options outstanding, weighted average exercise price	15.37
Number of options exercisable	40,000
Options exercisable, weighted average remaining life	5 years
Options exercisable, weighted average exercise price	15.37
$16.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	16.46
Number of options outstanding	50,000
Options outstanding, weighted average remaining life	5 years
Options outstanding, weighted average exercise price	16.46
Number of options exercisable	40,000
Options exercisable, weighted average remaining life	5 years
Options exercisable, weighted average exercise price	16.46
$16.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)	16.75
Number of options outstanding	27,760
Options outstanding, weighted average remaining life	3 years 6 months
Options outstanding, weighted average exercise price	16.75
Number of options exercisable	27,760
Options exercisable, weighted average remaining life	3 years 6 months
Options exercisable, weighted average exercise price	16.75

Stock-based compensation - Textuals (Details) (CAD)	12 Months Ended								0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended		1 Months Ended					12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Share option plan	Mar. 31, 2012 Share option plan	Mar. 31, 2011 Share option plan	Mar. 31, 2013 Share option plan Stock options	Mar. 31, 2012 Share option plan Stock options	Sep. 22, 2010 Senior executive stock option plan	Mar. 31, 2013 Deferred performance share unit plan Deferred performance share units (DPSUs)	Mar. 31, 2012 Deferred performance share unit plan Deferred performance share units (DPSUs)	Apr. 02, 2011 Deferred performance share unit plan Deferred performance share units (DPSUs) April 1, 2009	Apr. 02, 2011 Deferred performance share unit plan Deferred performance share units (DPSUs) March 31, 2010	Mar. 31, 2013 Restricted share unit plan Restricted share units (RSUs)	Mar. 31, 2012 Restricted share unit plan Restricted share units (RSUs)	Apr. 30, 2013 Restricted share unit plan Restricted share units (RSUs) Subsequent event	Mar. 31, 2013 Restricted share unit plan Restricted share units (RSUs) Accrued liabilities	Mar. 31, 2012 Restricted share unit plan Restricted share units (RSUs) Accrued liabilities	Mar. 31, 2013 Restricted share unit plan Restricted share units (RSUs) Other long-term liabilities	Mar. 31, 2012 Restricted share unit plan Restricted share units (RSUs) Other long-term liabilities	Mar. 31, 2013 Directors' deferred share unit plan Deferred stock units (DSUs)	Mar. 31, 2012 Directors' deferred share unit plan Deferred stock units (DSUs)	Mar. 31, 2013 Directors' deferred share unit plan Deferred stock units (DSUs) Accrued liabilities	Mar. 31, 2012 Directors' deferred share unit plan Deferred stock units (DSUs) Accrued liabilities	Mar. 31, 2013 Directors' deferred share unit plan Deferred stock units (DSUs) Other long-term liabilities	Mar. 31, 2012 Directors' deferred share unit plan Deferred stock units (DSUs) Other long-term liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number shares acquired per each option exercised				1
Years from grant date stock options expire							10 years
Stock options annual vesting percentage				20.00%
Proceeds from stock options exercised	0	35,000	963,000	0	35,000	963,000
Total intrinsic value of options exercised				0	48,000	1,084,000
Options outstanding, weighted average remaining life				7 years 1 month 6 days	6 years 3 months 18 days
Fair value of options vested during the year				1,381,000	1,652,000
Number of options exercisable				1,122,362	1,031,774
Options exercisable, weighted average exercise price				8.82	8.82
Total compensation costs related to non-vested awards not yet recognized				2,768,000	2,655,000
Total compensation costs related to non-vested awards not yet recognized, weighted average recognition period							3 years 7 months 6 days	3 years 2 months 12 days						1 year 7 months 6 days	1 year 4 months 24 days
Stock options reclassified from equity to a long-term liability									550,000
Compensation cost related to the senior executive stock option plan transferred from additional paid-in capital to the senior executive stock option liability									2,237,000
Service period of award subsequent to year of grant										2 years				2 years
Award vesting period										3 years				3 years
Number of trading days used to determine weighted average trading price of common shares										5 days				5 days							5 days
Converted to (units)											391,402	262,737	128,665
RSU conversion factor												50.00%	75.00%
Current portion of award obligation														719,000	2,066,000		719,000	2,066,000			355,000	0	355,000	0
Non-current portion of award obligation																			2,049,000	1,104,000					2,751,000	2,284,000
Award units settled during the period (units)														345,679	27,850						63,413	0
Award units settled during the period														1,677,000	318,000						175,000
Award units fully vested but unsettled														154,330
Award unit redemption value (CAD per share)																4.66
Weighted average remaining contractual life of award														1 year 4 months 24 days	1 year 4 months 24 days
Fair market value (CAD per share)														4.65							4.65	4.91
Total unrecognized compensation costs related to non-vested share-based payment arrangements														2,335,000	2,576,000
Percentage of non-officer directors' fixed remuneration in the form of DDSUs (50% or more)																					50.00%

Stock-based compensation - Stock award plan (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Sep. 24, 2009 Stock award plan Chief Executive Officer	Mar. 31, 2013 Stock award plan Chief Executive Officer	Mar. 31, 2012 Stock award plan Chief Executive Officer	May 08, 2012 Stock award plan Chief Executive Officer	Nov. 08, 2011 Stock award plan Chief Executive Officer	May 08, 2011 Stock award plan Chief Executive Officer	Sep. 24, 2010 Stock award plan Chief Executive Officer
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Chief Executive Officer's employment agreement extension period				2 years
Common share rights granted to the former CEO							50,000	50,000	50,000	150,000
Share of common stock issued upon settlement of stock awards					50,000	100,000
Settlement of stock award plan	(148)	(822)	0		148	822

Other information (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash paid during the year for:
Interest, including realized interest on interest rate swap	29,783	27,521	33,559
Income taxes	4,833	1,415	4,149
Cash received during the year for:
Interest	10	1	1,168
Income taxes	518	5,347	2,260
Non-cash transactions:
Acquisition of property, plant and equipment for continuing operations by means of capital leases	42,229	7,215	427
Additions to assets held for sale	(2,995)	(10,322)	(1,675)
Decrease in property, plant and equipment resulting from reclassification to inventory	(2,219)	0	0
Change in non-cash working capital related to piling discontinued operations, excluded from non-cash working capital for continuing operations:
Accounts receivable, net	71,212	(1,819)	(5,257)
Unbilled revenue	21,588	2,705	(17,354)
Inventories	3,215	(11,577)	(930)
Prepaid expenses and deposits	3,720	3,464	5,810
Accounts payable	(56,792)	56,629	(2,062)
Accrued liabilities	(1,621)	2,167	(5,566)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	3,893	3,192	(607)
Operating activities:
Long term portion of liabilities related to equipment leases	(1,353)	(9,578)	(2,196)
Net changes in non-cash working capital	43,862	45,183	(28,162)
Buyout of contract related assets
Non-cash transactions related to the buyout of contract-related assets during the year ended March 31, 2012:
Disposition of property, plant and equipment related to the buyout of contract-related assets	0	(27,063)	0
Disposition of intangible assets related to the buyout of contract-related assets	0	(1,119)	0
Increase in accounts receivable related to the buyout of contract-related assets	0	66,055	0
Decrease in unbilled revenue related to the buyout of contract-related assets	0	(16,457)	0
Decrease in inventory related to the buyout of contract-related assets	0	(8,483)	0
Increase in accounts payable related to the buyout of contract-related assets	0	12,933	0
Restricted share units (RSUs) | Restricted share unit plan
Non-cash transactions:
(Decrease) increase in accrued liabilities related to current portion of RSU liability	(1,347)	2,066	0
Deferred stock units (DSUs) | Directors' deferred share unit plan
Non-cash transactions:
(Decrease) increase in accrued liabilities related to current portion of RSU liability	355	0	0
Purchase of property, plant and equipment
Non-cash transactions:
Net increase (decrease) in accounts payable related to purchase of property, plant and equipment	4,294	1,380	(3,879)
Net decrease in current portion of equipment lease liabilities included in accrued liabilities related to the purchase of property, plant and equipment	(1,574)	0	0
Net decrease in long term portion of equipment lease liabilities related to the purchase of property, plant and equipment	(1,712)	0	0
Continuing operations
Non-cash transactions:
Acquisition of property, plant and equipment for continuing operations by means of capital leases	42,229	6,614	427
Discontinued operations
Non-cash transactions:
Acquisition of property, plant and equipment for continuing operations by means of capital leases	6,512	601	0
Additions to assets held for sale	(152,470)	0	0
Additions to liabilities held for sale from discontinued piling operations	26,113	0	0
Change in non-cash working capital related to piling discontinued operations, excluded from non-cash working capital for continuing operations:
Accounts receivable, net	1,849	17,773	4,277
Unbilled revenue	236	3,082	883
Inventories	3,900	1,026	1,731
Prepaid expenses and deposits	(47)	51	5,502
Accounts payable	27,857	(14,135)	(23,444)
Accrued liabilities	103	252	(132)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	1,207	(2,318)	(997)

Claims revenue (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Contractors [Abstract]
Claims revenue recognized	20,994	32,612	2,521
Claims revenue uncollected (classified as unbilled revenue)	18,426	22,393	1,742

Related party transactions (Details) (Sterling Group Parters I, L.P.)	0 Months Ended
Aug. 20, 2012
Sterling Group Parters I, L.P.
Related Party Transaction [Line Items]
Common shares distributed by Sterling to its limited and general partners	4,626,265

Employee benefit plans (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Company match of voluntary contributions made by employees, percentage of base salary	5.00%
Contributions made by the Company during the year	2,057	2,083	1,689